                  SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)

JPMORGAN INTERNATIONAL
EQUITY FUNDS


INTERNATIONAL EQUITY FUND

INTERNATIONAL EQUITY FUND--ADVISOR SERIES

INSTITUTIONAL INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

INSTITUTIONAL EMERGING MARKETS EQUITY FUND

GLOBAL 50 FUND

GLOBAL HEALTHCARE FUND

                                                         [LOGO]JPMORGAN FLEMING
                                                               Asset Management

CONTENTS

Letter to the Shareholders ............................................1

J.P. Morgan International Equity Fund
J.P. Morgan International Equity Fund-Advisor Series
J.P. Morgan Institutional International Equity Fund
Fund Commentary .......................................................2

J.P. Morgan Emerging Markets Equity Fund
J.P. Morgan Institutional Emerging Markets Equity Fund
Fund Commentary .......................................................5

J.P. Morgan Global 50 Fund
Fund Commentary .......................................................8

J.P. Morgan Global Healthcare Fund
Fund Commentary ......................................................11

Portfolios of Investment .............................................14

Financial Statements .................................................21

Notes to Financial Statements ........................................30

The International Equity Portfolio ...................................51

The Emerging Markets Equity Portfolio ................................57

Portfolio Financial Statements .......................................63

HIGHLIGHTS

- For much of the reporting period, global equity markets were besieged by many of the same influences that drove most of them downward over the latter half of the year 2000.

- Among these factors was a faltering U.S. economy and fears that the world's predominant economic engine might run out of fuel and experience a hard landing, or a recession.

- Global equity markets were heartened by the Fed's leadership and by beginning signs that the worst may be over for the U.S. economy and, by extension, those developed and emerging economies that depend upon it.

              NOT FDIC INSURED May lose value / No bank guarantee

     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN INTERNATIONAL EQUITY FUNDS

LETTER TO THE SHAREHOLDERS

                                                                    June 4, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan International Equity Funds for the six months ended April 30, 2001. Inside, you will find highlights of the major developments that impacted international equities during this period.

WALL STREET WOES WEIGH ON WORLD MARKETS...

For much of this reporting period, global equity markets were besieged by many of the same influences that drove most of them downward over the latter half of the year 2000.

Foremost among these was a faltering U.S. economy and fears that the world's predominant economic engine might run out of fuel and experience a hard landing, or a recession. Such fears were fed by a near continuous string of corporate profit warnings, earnings revisions and admissions by some leading U.S. multinationals that their future prospects were less than clear.

The global correction in the tech and telecommunications sectors that began with the March 2000 collapse of the tech-dominated NASDAQ marketplace continued virtually unabated over most of the last six months, with the NASDAQ plunging approximately 37% during this time. The effects were felt on almost every global exchange as investors continued to reevaluate the growth prospects of companies that only a few quarters before were thought to be unassailable.

BUT, RECOVERY MAY WELL BE UNDERWAY

Yet, against this backdrop, there were major efforts underway to revive global growth. Several of these came to partial fruition in April, a month which saw the NASDAQ bounce back strongly, gaining 15%.

In a stunning policy reversal, for example, the Federal Reserve Board cut interest rates four times, in 50 basis point increments, culminating in an unanticipated, but very well received, cut on April 18th. This marked a full retreat from the 175 basis point increase it had engineered over the June 1999 - May 2000 period. Global equity markets were heartened by the Fed's leadership and by beginning signs that the worst may be over for the U.S. economy and, by extension, those developed and emerging economies that depend upon it.

Elsewhere, in Japan, reformist Junichiro Koizumi was elected prime minister, indicating that the Japanese people had had enough of the old ways of doing things and are now willing to support the major changes that are needed to get the world's second largest economy back on track. Prospects were less sanguine in Europe, where the European Central Bank declined to lower interest rates in the face of rising inflation and a slowing regional economy.

You will see how these and other developments impacted international equity markets in the following managers' reports. As always, we appreciate your allowing us to manage your assets on your behalf and look forward to serving you for many years to come.

Sincerely,

/s/ George Gatch

George Gatch
Managing Director

               J.P. MORGAN INTERNATIONAL EQUITY FUND
                           INTERNATIONAL EQUITY FUND --
                           ADVISOR SERIES
                           INSTITUTIONAL INTERNATIONAL
                           EQUITY FUND

                           AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUNDS PERFORMED

The Funds seek to provide long-term returns through international stocks. During the six month period ended April 30, 2001, J.P. Morgan International Equity Fund returned -9.66%; J.P. Morgan International Equity Fund - Advisor Series returned -9.84%; and J.P. Morgan Institutional International Equity Fund returned -9.45%. This compares to a return of -7.98% for the Morgan Stanley Capital International
(MSCI) Europe-Africa-Far East (EAFE) Index.

HOW THE FUNDS WERE MANAGED

Global equity markets were negatively impacted over this reporting period by the continued major sell-off in the TMT (technology, media, telecommunications) sectors. The tech-dominated NASDAQ marketplace, for example, lost approximately 37% over the past six months, this despite a 15% rally in April.

Major currencies also weakened relative to the U.S. dollar, with the euro giving up about half the gains it made in last year's fourth quarter and the yen weakening in response to a moribund equity marketplace and market perceptions of indecisive economic leadership.

Led by what became a 200 basis point cut in U.S. interest rates by the Federal Reserve Board, most major central banks worldwide adopted an interest rate easing mode during this period. The primary exception was the European Central Bank, which declined to lower rates due to concerns about growth in inflation and the money supply.

Within this environment, stock selection, particularly in continental Europe, detracted most from performance, while currency management added value.

Underweights in most incumbent telecoms contributed to performance, as these equities declined over much of this period in sympathy with a global sell-off in such issues. One telecom where we had a strong position was KPN, the Dutch telecom firm. Its stock price fell 50% in the fourth quarter of 2000. Even so, we felt that it was and is well positioned to benefit from a recovery in the sector. In fact, it performed strongly during April's rally in TMT issues. A utility stock holding, Vivendi Environment, also contributed to first quarter 2001 performance, owing to attractive valuations and the company's strong current and future prospects.

LOOKING AHEAD

We are encouraged by the adoption of interest rate easing policies by most central banks. On a country basis, we like the United Kingdom, which we feel is more likely to benefit from future interest rate cuts than continental Europe. Japan's return to an effective zero interest rate policy during the first quarter also bodes well for its equities, as witnessed by a follow-on rally in such issues. In addition, Japanese equities may likely benefit in future, if the newly elected government of reformist Junichiro Koizumi takes the hard steps that are needed to turn the country's economy around. As a consequence of both developments, the Funds moved to a more neutral stance on Japan. Overall, as is its mandate, the Funds remain broadly sector neutral, and we continue to pursue the most attractive stocks within each sector in the EAFE universe.

                                           J.P. MORGAN INTERNATIONAL EQUITY FUND
                          J.P. MORGAN INTERNATIONAL EQUITY FUND - ADVISOR SERIES
                             J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

                                                AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United Kingdom            20.5%
Japan                     19.9%
France                    12.3%
Switzerland               10.9%
Netherlands                6.5%
Germany                    5.6%
Spain                      4.8%
United States              4.2%
Italy                      3.6%
Australia                  3.2%
Finland                    2.4%
Hong Kong                  2.1%
Other                      4.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. VODAFONE GROUP PLC (3.0%) Provides mobile telecommunications services. It supplies customers with digital and analog cellular telephone, paging and personal communications services.

2. GLAXOSMITHKLINE PLC (2.9%) A research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The Group, which also provides laboratory testing and disease management services, specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

3. ING GROEP NV (2.8%) Offers financial services to individuals, corporations, and other institutions. The Company offers corporate, investment, and private banking services, asset and portfolio management, treasury services, and insurance.

4. NOVARTIS AG (2.6%) Manufactures pharmaceutical and nutrition products. The Company produces treatments for hypertension, fungal infections, skin conditions, arthritis, cancer, cardiovascular diseases, arteriosclerosis and other conditions, animal health products, baby food, and clinical nutrition products for healthcare organizations.

5. BP AMOCO PLC (2.6%) An oil and petrochemicals company which explores for and produces oil and natural gas; refines, markets and supplies petroleum products; and manufactures and markets chemicals.

6. UBS AG (2.5%) Attracts deposits and offers commercial and investment banking services. The Bank offers consumer, business, and construction loans, mortgages, export and structured finance, and securities brokerage services, advises on mergers and acquisitions, invests pension funds, and sponsors credit cards.

7. TOTAL FINA ELF SA CI B (2.4%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division, which produces rubber, paint, ink, adhesives and resins.

8. VIVENDI UNIVERSAL SA (2.3%) Operates music, television and film, publishing, Internet, telecommunications, and environmental services businesses. The Company records and publishes music, produces and distributes television programming and movies, publishes textbooks, novels, and computer games, offers telephone, data transmission, and Internet access services, and distributes water.

9. NESTLE SA (2.3%) Processes food, the Company's subsidiaries produce and sell beverages, milk products, culinary products, frozen food, chocolate, ready-to-eat dishes, refrigerated products, food service products, pet food, pharmaceuticals, and cosmetics.

10. TELEFONICA SA (1.8%) Is a telecommunications and multimedia company based in Spain. The Company offers fixed-line and mobile phone services, data transmission, Internet services and multimedia communications.

Top 10 equity holdings comprised 25.2% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

J.P. MORGAN INTERNATIONAL EQUITY FUND
J.P. MORGAN INTERNATIONAL EQUITY FUND - ADVISOR SERIES
J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                     1 YEAR            5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                            -20.86%            2.63%              4.84%
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND - ADVISOR
SERIES                                               -21.10%            2.57%              4.81%
---------------------------------------------------------------------------------------------------
INSTITUTIONAL INTERNATIONAL
EQUITY FUND                                          -20.51%            2.88%              5.05%
---------------------------------------------------------------------------------------------------

10-YEAR PERFORMANCE (4/30/91 - 4/30/01)

[CHART]


                         J.P. Morgan International       J.P. Morgan International     J.P. Morgan Institutional
                               Equity Fund              Equity Fund - Advisor Series   International Equity Fund     MSCI EAFE Index
      4/30/1991                  $10,000                           $10,000                        $10,000                $10,000
      5/31/1991                  $10,075                           $10,075                        $10,075                $10,107
      6/30/1991                   $9,382                            $9,382                         $9,382                 $9,367
      7/31/1991                   $9,925                            $9,925                         $9,925                 $9,830
      8/31/1991                   $9,765                            $9,765                         $9,765                 $9,632
      9/30/1991                  $10,245                           $10,245                        $10,245                $10,178
     10/31/1991                  $10,330                           $10,330                        $10,330                $10,325
     11/30/1991                   $9,904                            $9,904                         $9,904                 $9,846
     12/31/1991                  $10,492                           $10,492                        $10,492                $10,358
      1/31/1992                  $10,417                           $10,417                        $10,417                $10,139
      2/29/1992                   $9,989                            $9,989                         $9,989                 $9,779
      3/31/1992                   $9,379                            $9,379                         $9,379                 $9,137
      4/30/1992                   $9,507                            $9,507                         $9,507                 $9,183
      5/31/1992                  $10,021                           $10,021                        $10,021                 $9,800
      6/30/1992                   $9,582                            $9,582                         $9,582                 $9,338
      7/31/1992                   $9,336                            $9,336                         $9,336                 $9,102
      8/31/1992                   $9,989                            $9,989                         $9,989                 $9,676
      9/30/1992                   $9,732                            $9,732                         $9,732                 $9,488
     10/31/1992                   $9,186                            $9,186                         $9,186                 $8,993
     11/30/1992                   $9,293                            $9,293                         $9,293                 $9,080
     12/31/1992                   $9,363                            $9,363                         $9,363                 $9,130
      1/31/1993                   $9,222                            $9,222                         $9,222                 $9,132
      2/28/1993                   $9,471                            $9,471                         $9,471                 $9,411
      3/31/1993                  $10,291                           $10,291                        $10,291                $10,234
      4/30/1993                  $11,145                           $11,145                        $11,145                $11,208
      5/31/1993                  $11,458                           $11,458                        $11,458                $11,448
      6/30/1993                  $11,112                           $11,112                        $11,112                $11,272
      7/31/1993                  $11,587                           $11,587                        $11,587                $11,669
      8/31/1993                  $12,106                           $12,106                        $12,106                $12,301
      9/30/1993                  $11,791                           $11,791                        $11,791                $12,027
     10/31/1993                  $12,050                           $12,050                        $12,050                $12,400
     11/30/1993                  $11,013                           $11,013                        $11,009                $11,318
     12/31/1993                  $11,644                           $11,644                        $11,659                $12,138
      1/31/1994                  $12,630                           $12,630                        $12,639                $13,167
      2/28/1994                  $12,553                           $12,553                        $12,568                $13,133
      3/31/1994                  $12,065                           $12,065                        $12,084                $12,570
      4/30/1994                  $12,553                           $12,553                        $12,580                $13,106
      5/31/1994                  $12,641                           $12,641                        $12,663                $13,034
      6/30/1994                  $12,630                           $12,630                        $12,663                $13,222
      7/31/1994                  $12,763                           $12,763                        $12,804                $13,352
      8/31/1994                  $12,918                           $12,918                        $12,958                $13,671
      9/30/1994                  $12,453                           $12,453                        $12,497                $13,243
     10/31/1994                  $12,741                           $12,741                        $12,793                $13,686
     11/30/1994                  $12,143                           $12,143                        $12,190                $13,032
     12/31/1994                  $12,303                           $12,303                        $12,358                $13,117
      1/31/1995                  $11,827                           $11,827                        $11,880                $12,616
      2/28/1995                  $11,699                           $11,699                        $11,749                $12,583
      3/31/1995                  $12,233                           $12,233                        $12,299                $13,372
      4/30/1995                  $12,593                           $12,593                        $12,657                $13,879
      5/31/1995                  $12,337                           $12,337                        $12,406                $13,716
      6/30/1995                  $12,047                           $12,047                        $12,119                $13,479
      7/31/1995                  $12,813                           $12,813                        $12,896                $14,322
      8/31/1995                  $12,581                           $12,581                        $12,657                $13,779
      9/30/1995                  $12,674                           $12,674                        $12,765                $14,052
     10/31/1995                  $12,395                           $12,395                        $12,478                $13,678
     11/30/1995                  $12,674                           $12,674                        $12,765                $14,062
     12/31/1995                  $13,236                           $13,236                        $13,342                $14,632
      1/31/1996                  $13,407                           $13,407                        $13,502                $14,695
      2/29/1996                  $13,346                           $13,346                        $13,452                $14,747
      3/31/1996                  $13,652                           $13,652                        $13,760                $15,065
      4/30/1996                  $14,092                           $14,092                        $14,202                $15,506
      5/31/1996                  $13,921                           $13,921                        $14,030                $15,224
      6/30/1996                  $14,068                           $14,068                        $14,190                $15,314
      7/31/1996                  $13,591                           $13,591                        $13,710                $14,869
      8/31/1996                  $13,640                           $13,640                        $13,760                $14,905
      9/30/1996                  $14,007                           $14,007                        $14,128                $15,305
     10/31/1996                  $13,921                           $13,921                        $14,042                $15,152
     11/30/1996                  $14,411                           $14,411                        $14,546                $15,758
     12/31/1996                  $14,350                           $14,350                        $14,474                $15,559
      1/31/1997                  $13,995                           $13,995                        $14,141                $15,018
      2/28/1997                  $14,153                           $14,153                        $14,295                $15,267
      3/31/1997                  $14,284                           $14,284                        $14,423                $15,326
      4/30/1997                  $14,337                           $14,337                        $14,474                $15,411
      5/31/1997                  $15,124                           $15,124                        $15,279                $16,417
      6/30/1997                  $15,781                           $15,781                        $15,944                $17,327
      7/31/1997                  $15,938                           $15,938                        $16,110                $17,611
      8/31/1997                  $14,796                           $14,796                        $14,947                $16,299
      9/30/1997                  $15,531                           $15,531                        $15,701                $17,215
     10/31/1997                  $14,402                           $14,402                        $14,563                $15,896
     11/30/1997                  $14,297                           $14,297                        $14,461                $15,737
     12/31/1997                  $14,518                           $14,518                        $14,685                $15,879
      1/31/1998                  $15,047                           $15,047                        $15,216                $16,609
      2/28/1998                  $15,863                           $15,863                        $16,048                $17,679
      3/31/1998                  $16,349                           $16,349                        $16,539                $18,227
      4/30/1998                  $16,592                           $16,592                        $16,798                $18,374
      5/31/1998                  $16,606                           $16,606                        $16,812                $18,290
      6/30/1998                  $16,721                           $16,721                        $16,921                $18,433
      7/31/1998                  $16,764                           $16,764                        $16,962                $18,624
      8/31/1998                  $14,489                           $14,489                        $14,671                $16,320
      9/30/1998                  $13,703                           $13,703                        $13,880                $15,824
     10/31/1998                  $15,104                           $15,104                        $15,285                $17,478
     11/30/1998                  $15,834                           $15,834                        $16,034                $18,378
     12/31/1998                  $16,475                           $16,475                        $16,685                $19,108
      1/31/1999                  $16,460                           $16,460                        $16,671                $19,056
      2/28/1999                  $16,036                           $16,036                        $16,249                $18,606
      3/31/1999                  $16,747                           $16,747                        $16,966                $19,388
      4/30/1999                  $17,444                           $17,444                        $17,669                $20,177
      5/31/1999                  $16,611                           $16,611                        $16,853                $19,142
      6/30/1999                  $17,413                           $17,413                        $17,655                $19,892
      7/31/1999                  $17,943                           $17,943                        $18,203                $20,489
      8/31/1999                  $18,034                           $18,034                        $18,287                $20,569
      9/30/1999                  $18,095                           $18,095                        $18,358                $20,781
     10/31/1999                  $18,791                           $18,791                        $19,060                $21,564
     11/30/1999                  $19,609                           $19,609                        $19,890                $22,319
     12/31/1999                  $21,404                           $21,404                        $21,727                $24,325
      1/31/2000                  $20,239                           $20,239                        $20,535                $22,783
      2/29/2000                  $21,221                           $21,221                        $21,536                $23,401
      3/31/2000                  $21,571                           $21,571                        $21,904                $24,313
      4/30/2000                  $20,272                           $20,272                        $20,593                $23,039
      5/31/2000                  $19,573                           $19,573                        $19,887                $22,482
      6/30/2000                  $20,289                           $20,289                        $20,623                $23,365
      7/31/2000                  $19,557                           $19,557                        $19,887                $22,391
      8/31/2000                  $19,557                           $19,557                        $19,887                $22,590
      9/30/2000                  $18,525                           $18,512                        $18,842                $21,495
     10/31/2000                  $17,759                           $17,742                        $18,076                $20,992
     11/30/2000                  $16,910                           $16,878                        $17,223                $20,209
     12/31/2000                  $17,541                           $17,535                        $17,870                $20,932
      1/31/2001                  $17,477                           $17,460                        $17,822                $20,945
      2/28/2001                  $16,108                           $16,052                        $16,417                $19,384
      3/31/2001                  $14,974                           $14,869                        $15,271                $18,072
      4/30/2001                  $16,043                           $15,996                        $16,369                $19,317

Source: Lipper Analytical Services. Past Performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The International Equity Fund commenced operations on 6/1/90. The Institutional International Equity Fund commenced operations on 10/4/93. The International Equity Fund - Advisor Series commenced operations on 9/15/00. Performance prior to introduction is based upon historical expenses of the predecessor International Equity Fund.

The International Equity Fund - Advisor Series is currently being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized, returns would have been lower. International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

This chart illustrates comparative performance for $10,000 invested in the Funds and the MSCI EAFE Index from 4/30/91 to 4/30/01. The performance of the Funds assumes reinvestment of all distributions and capital gains and does not include a sales charge. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The MSCI EAFE (Europe, Australia, Far East) Index is a replica (or model) of the world's equity markets, excluding the U.S. and Canada. The Index is unmanaged and no individual can invest directly in the Index.

            J.P. MORGAN EMERGING MARKETS EQUITY FUND
                        INSTITUTIONAL EMERGING
                        MARKETS EQUITY FUND
                        AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUNDS PERFORMED

The Funds seek to provide total return by investing in stocks from emerging markets. During the six months ended April 30, 2001, J.P. Morgan Emerging Markets Equity Fund returned -6.84%; J.P. Morgan Institutional Emerging Markets Equity Fund returned -6.65%. This compares with a return of -7.38% by the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index during the same period.

HOW THE FUNDS WERE MANAGED

We attribute the outperformance of the Funds relative to their benchmark to active management of stock selections and country allocations. On the stock specific level, performance was enhanced by an overweight position in Mavesa, a Venezuelan consumer products company. Outstanding shares of this company were bought by a private company at a substantial premium during the first quarter of 2001.

Also aiding performance were several decisions made in the emerging markets technology sector (which is concentrated in Taiwan, Korea, India and Israel). In particular, we elected to continue our year 2000 policy of underweighting the sector, especially certain software names, notably Satyam, Infosys Technologies and Wipro, where valuations were felt to be stretched. This move proved to be fortuitous, as the software sub-sector fell 44% over this reporting period.

There were, however, highly selective pockets of opportunity within the emerging markets technology sector that benefited shareholders. For example, an overweight position in Via Technologies, a Taiwanese integrated chipset provider, appreciated significantly over the period. Another position that helped performance was an overweight in the Russian oil sector, which fell at the end of 2000, but rebounded soon after, appreciating by 9% during the first four months of 2001.

On a country allocation basis, performance was negatively impacted to some extent by our decision at the end of 2000 to reduce the Fund's overweight in Mexico, which continued to outperform, despite its strong ties to a slowing U.S. economy. An overweight position in Brazil also detracted slightly from performance, as that country was impacted by investor concerns about the manifest economic problems of its major trading partner, Argentina. Elsewhere, the Funds benefited from an overweight position in Korea, which was up 5% over the period, and an underweight position in Israel, which declined 25%.

LOOKING AHEAD

We continue to believe that valuations in emerging markets are very attractive. For example, emerging markets equities are now trading at an average of 13X earnings. This compares with 26X earnings for the U.S. market and 24X earnings for developed international markets. On a country basis, we are especially interested in opportunities in the emerging markets that now trade at significant discounts to the broad emerging markets' universe. These include Korea, which is trading at an aggregated 8X earnings, and Russia, where oil companies are trading at 5X current earnings. The other countries that we presently favor are Brazil and Argentina, the former owing to the generally positive direction of its economy and the latter to renewed optimism that, with the aid of IMF loans and new financial leadership, its economy may soon begin to recover.

J.P. MORGAN EMERGING MARKETS EQUITY FUND
J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND
AS OF APRIL 30, 2001 (UNAUDITED)


PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

South Korea                   11.6%
Brazil                        11.4%
Taiwan (Republic of China)    11.2%
South Africa                  11.2%
Mexico                        10.4%
India                          6.7%
Russian Federation             4.8%
Hong Kong                      4.5%
Greece                         3.9%
Israel                         2.9%
Poland                         2.5%
Chile                          2.1%
Thailand                       2.0%
Argentina                      2.0%
Other                         12.7%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CHINA MOBILE (HONG KONG) LTD. ADR (2.2%) Through its subsidiaries, provides cellular telecommunication services in the People's Republic of China.

2. TELEFONOS DE MEXICO SA CL L ADR (2.2%) Provides local, long-distance, and cellular telephone services, and Internet access throughout Mexico. The Company also offers other telecommunications and telecommunications-related services such as directory assistance, data transmission, and paging services.

3. PETROLEO BRASILEIRO SA ADR (2.0%) Is a holding company for oil, gas and petrochemical companies in Brazil. The Company explores for, produces, refines, transports, and markets petroleum and petroleum products, including gasoline, diesel oil, jet fuel, aromatic extracts, and turpentine. Petrobras operates refineries, oil tankers, and a distribution pipeline grid.

4. TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. (1.7%) Manufactures and markets integrated circuits. The Company provides the following services: wafer manufacturing, wafer probing, assembly and testing, mask production, and design services. TSMC's ICs are used in computer, communication, consumer electronics, automotive, and industrial equipment industries.

5. NEW CENTURY HOLDINGS LTD. (PARTNERSHIP X) (1.6%) Partnership

6. SAMSUNG ELECTRONICS (1.6%) Manufactures a wide range of consumer and industrial electronic equipment and products such as memory chips, personal computers, peripherals, monitors, televisions, and home appliances including air conditioners and microwave ovens. The Company also produces Internet access network systems and telecommunications equipment including mobile phones.

7. KOREA ELECTRIC POWER CORPORATION (1.6%) Generates, transmits, and distributes electricity to South Korea for a Variety of uses. The Company also builds and operates hydro-power, thermal-power, and nuclear power units in South Korea.

8. COMPANIA ANONIMA NACIONAL TELEFONOS DE VENEZUELA ADR (1.5%) Offers telecommunication services. The Company provides domestic and international long distance telephone services throughout Venezuela, wireless telephone services, Internet access, and publishes telephone directories.

9. SYNNEX TECHNOLOGY INTERNATIONAL CORP. (1.5%) Markets personal computers, computer peripherals, multi-media products, network products, computer application software, electronic parts, and telecommunication products.

10. SK TELECOM CO., LTD. ADR (1.4%) An affiliate of SK Group, offers telecommunications services and products in South Korea. The Company provides mobile phone services under the brand names Speed 011 and Speed 012. In addition, SK Telecom and its subsidiaries offer other wireless services including data, paging, and Internet services

Top 10 equity holdings comprised 17.3% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                        J.P. MORGAN EMERGING MARKETS EQUITY FUND
                          J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                                                          SINCE
                                                                                        INCEPTION
                                                     1 YEAR            5 YEARS        (11/15/1993)
---------------------------------------------------------------------------------------------------
  EMERGING MARKETS EQUITY FUND                         -23.07%           -7.40%             -3.84%
---------------------------------------------------------------------------------------------------
  INSTITUTIONAL EMERGING MARKETS
  EQUITY FUND                                          -22.83%           -7.12%             -3.58%
---------------------------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE (11/30/93 - 4/30/01)

[CHART]


                      J.P. Morgan Emerging                    J.P. Morgan Institutional                        MSCI Emerging
                       Markets Equity Fund                   Emerging Markets Equity Fund                   Markets Free Index
     11/30/1993              $10,000                                   $10,000                                    $10,000
     12/31/1993              $11,493                                   $11,493                                    $11,653
      1/31/1994              $12,244                                   $12,254                                    $11,865
      2/28/1994              $11,971                                   $11,980                                    $11,654
      3/31/1994              $10,956                                   $10,966                                    $10,599
      4/30/1994              $10,615                                   $10,634                                    $10,387
      5/31/1994              $10,820                                   $10,839                                    $10,742
      6/30/1994              $10,546                                   $10,576                                    $10,446
      7/31/1994              $11,063                                   $11,093                                    $11,096
      8/31/1994              $12,078                                   $12,117                                    $12,473
      9/30/1994              $12,341                                   $12,380                                    $12,615
     10/31/1994              $12,127                                   $12,166                                    $12,388
     11/30/1994              $11,659                                   $11,698                                    $11,744
     12/31/1994              $10,622                                   $10,667                                    $10,801
      1/31/1995              $9,324                                     $9,367                                    $9,651
      2/28/1995              $9,076                                     $9,119                                    $9,403
      3/31/1995              $9,274                                     $9,317                                    $9,464
      4/30/1995              $9,581                                     $9,635                                    $9,889
      5/31/1995              $9,968                                    $10,032                                    $10,415
      6/30/1995              $10,017                                   $10,081                                    $10,446
      7/31/1995              $10,424                                   $10,488                                    $10,680
      8/31/1995              $10,136                                   $10,200                                    $10,428
      9/30/1995              $10,027                                   $10,101                                    $10,379
     10/31/1995              $9,562                                     $9,635                                    $9,981
     11/30/1995              $9,274                                     $9,347                                    $9,804
     12/31/1995              $9,556                                     $9,634                                    $10,239
      1/31/1996              $10,285                                   $10,374                                    $10,967
      2/29/1996              $10,245                                   $10,324                                    $10,792
      3/31/1996              $10,365                                   $10,454                                    $10,877
      4/30/1996              $10,704                                   $10,794                                    $11,312
      5/31/1996              $10,774                                   $10,875                                    $11,261
      6/30/1996              $10,804                                   $10,905                                    $11,331
      7/31/1996              $10,285                                   $10,384                                    $10,557
      8/31/1996              $10,515                                   $10,614                                    $10,827
      9/30/1996              $10,455                                   $10,564                                    $10,921
     10/31/1996              $10,165                                   $10,274                                    $10,630
     11/30/1996              $10,285                                   $10,394                                    $10,808
     12/31/1996              $10,368                                   $10,486                                    $10,857
      1/31/1997              $11,212                                   $11,334                                    $11,597
      2/28/1997              $11,513                                   $11,647                                    $12,094
      3/31/1997              $11,483                                   $11,616                                    $11,776
      4/30/1997              $11,423                                   $11,556                                    $11,797
      5/31/1997              $11,825                                   $11,970                                    $12,134
      6/30/1997              $12,417                                   $12,575                                    $12,783
      7/31/1997              $12,829                                   $12,989                                    $12,974
      8/31/1997              $11,493                                   $11,637                                    $11,324
      9/30/1997              $11,925                                   $12,081                                    $11,637
     10/31/1997              $9,825                                     $9,951                                    $9,728
     11/30/1997              $9,544                                     $9,668                                    $9,372
     12/31/1997              $9,577                                     $9,678                                    $9,598
      1/31/1998              $8,878                                     $8,962                                    $8,846
      2/28/1998              $9,425                                     $9,526                                    $9,769
      3/31/1998              $9,881                                     $9,981                                    $10,193
      4/30/1998              $9,962                                    $10,068                                    $10,082
      5/31/1998              $8,513                                     $8,615                                    $8,701
      6/30/1998              $7,540                                     $7,629                                    $7,788
      7/31/1998              $7,803                                     $7,895                                    $8,035
      8/31/1998              $5,584                                     $5,647                                    $5,712
      9/30/1998              $5,787                                     $5,853                                    $6,074
     10/31/1998              $6,334                                     $6,418                                    $6,714
     11/30/1998              $6,658                                     $6,766                                    $7,273
     12/31/1998              $6,628                                     $6,742                                    $7,167
      1/31/1999              $6,454                                     $6,564                                    $7,052
      2/28/1999              $6,345                                     $6,445                                    $7,120
      3/31/1999              $7,063                                     $7,182                                    $8,059
      4/30/1999              $8,076                                     $8,205                                    $9,055
      5/31/1999              $7,967                                     $8,098                                    $9,003
      6/30/1999              $8,740                                     $8,882                                    $10,025
      7/31/1999              $8,565                                     $8,704                                    $9,752
      8/31/1999              $8,576                                     $8,740                                    $9,841
      9/30/1999              $8,380                                     $8,538                                    $9,508
     10/31/1999              $8,424                                     $8,585                                    $9,711
     11/30/1999              $9,164                                     $9,334                                    $10,582
     12/31/1999              $10,545                                   $10,747                                    $11,928
      1/31/2000              $10,392                                   $10,592                                    $11,999
      2/29/2000              $10,316                                   $10,520                                    $12,158
      3/31/2000              $10,294                                   $10,496                                    $12,217
      4/30/2000              $9,474                                     $9,670                                    $11,059
      5/31/2000              $9,124                                     $9,323                                    $10,602
      6/30/2000              $9,638                                     $9,838                                    $10,975
      7/31/2000              $9,179                                     $9,371                                    $10,411
      8/31/2000              $9,299                                     $9,502                                    $10,462
      9/30/2000              $8,502                                     $8,677                                    $9,549
     10/31/2000              $7,824                                     $7,995                                    $8,857
     11/30/2000              $7,048                                     $7,205                                    $8,083
     12/31/2000              $7,343                                     $7,499                                    $8,278
      1/31/2001              $8,316                                     $8,505                                    $9,415
      2/28/2001              $7,726                                     $7,906                                    $8,676
      3/31/2001              $6,983                                     $7,151                                    $7,826
      4/30/2001              $7,289                                     $7,463                                    $8,203


Source: Lipper Analytical Services. Past Performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Funds commenced operations on 11/15/93.

The Funds are currently being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized, returns would have been lower.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

This chart illustrates comparative performance for $10,000 invested in the Funds and the MSCI Emerging Markets Free Index from 11/30/93 to 4/30/01. The performance of the Funds assumes reinvestment of all distributions and capital gains and does not include a sales charge. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The MSCI Emerging Markets Free Index is a replica (or model) of the world's emerging market equity markets. The Index is unmanaged and no individual can invest directly in the Index.

             J.P. MORGAN GLOBAL 50 FUND
                  AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

J.P. Morgan Global 50 Fund, which seeks to provide total return through a focused portfolio of global stocks, returned -13.32% (Select Shares) during the six months ended April 30, 2001. This compares with a return of -11.3% for the Morgan Stanley Capital International (MSCI) World Index.

HOW THE FUND WAS MANAGED

On a global basis, the most significant equity investment story of the past six months was the continuing sell-off in TMT (technology, media, telecommunications) sectors, especially telecommunications stocks. This was reflected in the performance of the tech-dominated NASDAQ equity marketplace, which was down approximately 37% over the past six months.

It is unsurprising, then, that the Fund's telecommunications holdings detracted most from performance over this reporting period. One such holding, for example, was Level 3 Communications, a major data communications provider that was down approximately 70%. This stock alone accounted for most of the difference between the Fund's performance and that of its benchmarks.

Other telecom stocks that detracted from performance were Vodaphone, which was down 22% at the time it was sold out of the portfolio. We and others felt the company paid too much for 3G (third generation) wireless licenses in Europe and will be hard pressed to recapture its investment any time soon. Another wireless holding, Sprint PCS, was down 32%, but remains in the portfolio as it is unburdened by 3G-related concerns.

Performance was enhanced over this period by holdings in consumer stocks, along with selections in the media sector. Consumer stocks Philip Morris and Nestle did well over this period, as did the pharmaceutical company Pharmacia Corp. Two new holdings also outperformed: Amgen, in the biotech area, and Alza Pharmaceuticals, which was bought by Johnson & Johnson in March. Media holdings AOL Time-Warner, NewsCorp. and others also outperformed global equity markets over this time frame.

LOOKING AHEAD

Volatility will likely hold sway in global markets over the near term, as investors adjust to lowered earnings expectations and regain their appetite for equities, which this year they have mostly avoided. Within this environment, we believe the Fund to be well positioned with a balanced mix of growth and value-oriented equities.

For the future, we are looking for firm evidence that lowered earnings expectations are being met and that investors are being more realistic about future earnings prospects, meaning that they are less likely to crush a stock that doesn't meet the unrealistic expectations of the recent past. When we see both, we will likely increase our tech holdings to a benchmark weight. Elsewhere, the sell-off in U.S. equities, which moved well beyond the tech sector this year, has presented us with several, high quality opportunities in non-tech sectors. These, we are presently evaluating, with the aim of adding some to the portfolio in coming months.

                                                      J.P. MORGAN GLOBAL 50 FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United States        33.1%
United Kingdom       12.6%
Japan                 8.1%
Switzerland           6.8%
Australia             6.8%
Netherlands           5.9%
France                4.7%
Spain                 4.4%
Hong Kong             3.3%
Bermuda               2.6%
Germany               2.6%
Singapore             2.1%
Other                 7.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. ALZA CORP. (2.8%) A research-based pharmaceutical products company with drug delivery technologies. The Company applies its technologies to develop pharmaceutical products with enhanced therapeutic value for its own portfolio as well as for other pharmaceutical companies.

2. WMC LIMITED ADR (2.7%) The Company mines, processes, and markets copper uranium, alumina, nickel, gold, fertilizers and industrial minerals. Its operations are based in Australia, North and South America and Asia.

3. TYCO INTERNATIONAL LTD. (2.6%) A diversified manufacturing and service company with operations around the world. The Company manufactures, services, and installs electrical and electronic components, undersea telecommunications systems, fire protection and security systems.

4. COMMERZBANK AG (2.6%) Provides a wide range of banking services to individual and business customers. The Bank offers international commercial banking, export, finance, corporate banking, treasury services, foreign exchange, and investment management services worldwide.

5. AOL TIME WARNER INC. (2.6%) A global company delivering entertainment, news, and Internet brands across converging media platforms. The Company conducts operations in cable systems, interactive services, publishing, music, cable networks, and filmed entertainment.

6. MITSUBISHI CHEMICAL CORP. (2.6%) Produces carbochemicals and petrochemicals. The Company's primary products are cokes, agrochemicals, ethylene, and polyethylene.

7. ENDESA SA (2.5%) Generates and distributes electricity in Spain and Latin America. The Company distributes natural gas, operates co-generation plants, distributes water, and, through subsidiaries, offers telephone, Internet access, and cable television services.

8. COMPAGNIE FINANCIERE RICHEMONT AG, A UNITS (2.4%) A holding Company, that provides financial and operational control over companies operating primarily in the fields of luxury goods such as jewelry, watches, leather goods, and menswear. It also invests in companies that are active in the tobacco and direct retailing sectors.

9. BRITISH AIRWAYS PLC (2.4%) Provides international and domestic passenger and cargo airline services, which extend to over 165 destinations in over 85 countries. They also own a percentage of a number of airlines, including Quantas and Go Fly Limited. Another service is the One World Alliance with seven other major airlines.

10. PROMISE CO., LTD. (2.3%) The Company provides financial services such as unsecured small lot loans, credit cards, and shopping cards. Promise also operates real estate business and credit analyzing businesses.

Top 10 equity holdings comprised 25.5% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

J.P. MORGAN GLOBAL 50 FUND
AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                                                        SINCE
                                                                                      INCEPTION
                                                                     1 YEAR          (5/29/1998)
------------------------------------------------------------------------------------------------
CLASS A SHARES
  WITHOUT SALES CHARGE                                                -21.55%              3.04%
  WITH SALES CHARGE                                                   -26.07%              0.96%
------------------------------------------------------------------------------------------------
CLASS B SHARES
  WITHOUT CDSC                                                        -21.55%              3.04%
  WITH CDSC                                                           -25.16%              2.09%
------------------------------------------------------------------------------------------------
CLASS C SHARES
  WITHOUT CDSC                                                        -21.55%              3.04%
  WITH CDSC                                                           -22.27%              3.04%
------------------------------------------------------------------------------------------------
SELECT SHARES                                                         -21.50%              3.06%
------------------------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE (5/31/98 - 4/30/01)

[CHART]


                   J.P. Morgan Global
                 50 Fund - Select Shares       MSCI World Index
     5/31/1998           $10,000                    $10,000
     6/30/1998           $9,953                     $10,239
     7/31/1998           $10,047                    $10,224
     8/31/1998           $8,260                     $8,862
     9/30/1998           $7,867                     $9,020
    10/31/1998           $8,907                     $9,838
    11/30/1998           $9,513                     $10,424
    12/31/1998           $9,820                     $10,935
     1/31/1999           $10,193                    $11,175
     2/28/1999           $9,893                     $10,879
     3/31/1999           $10,673                    $11,334
     4/30/1999           $11,280                    $11,783
     5/31/1999           $10,800                    $11,354
     6/30/1999           $11,533                    $11,885
     7/31/1999           $11,520                    $11,851
     8/31/1999           $11,660                    $11,832
     9/30/1999           $11,467                    $11,718
    10/31/1999           $12,040                    $12,329
    11/30/1999           $12,840                    $12,678
    12/31/1999           $14,274                    $13,706
     1/31/2000           $13,828                    $12,922
     2/29/2000           $14,164                    $12,958
     3/31/2000           $14,542                    $13,855
     4/30/2000           $13,910                    $13,270
     5/31/2000           $13,464                    $12,936
     6/30/2000           $14,096                    $13,373
     7/31/2000           $13,567                    $12,998
     8/31/2000           $14,226                    $13,424
     9/30/2000           $13,272                    $12,711
    10/31/2000           $12,599                    $12,500
    11/30/2000           $11,844                    $11,742
    12/31/2000           $12,225                    $11,934
     1/31/2001           $12,464                    $12,172
     2/28/2001           $11,189                    $11,146
     3/31/2001           $10,189                    $10,409
     4/30/2001           $10,920                    $11,177

Source: Lipper Analytical Services. Past Performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales Charge for Class A Shares: 5.75%.

Class B Shares CDSC: 5% for the one year period and period since inception.

Class C Shares CDSC: 1% for the one year period and period since inception.

The Fund commenced operations on 5/29/98. Class A, B, C shares were introduced on 4/16/01. Performance prior to introduction is based upon historical expenses of the predecessor Select Shares, which are lower than the actual expenses of the A, B, and C Shares. If the expenses were included, the performance would have been lower.

The Fund is currently being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized, returns would have been lower. International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

This chart illustrates comparative performance for $10,000 invested in the Fund (Select Shares) and the MSCI World Index from 5/31/98 to 4/30/01. The performance of the Funds assumes reinvestment of all distributions and capital gains and includes a 5.75% sales charge. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The MSCI World Index is a replica (or model) of the world's equity markets. The Index is unmanaged and no individual can invest directly in the Index.

             J.P. MORGAN GLOBAL HEALTHCARE FUND
                         AS OF APRIL 30, 2001 (UNAUDITED)


HOW THE FUND PERFORMED

J.P. Morgan Global Healthcare Fund, which seeks to provide total return through investments in healthcare stocks, returned -7.22% (Select Shares) during the six months ended April 30, 2001. This compares with a return of -6.4% for the Morgan Stanley Capital International (MSCI) World Healthcare Index.

HOW THE FUND WAS MANAGED

The global healthcare marketplace was one of light and shadow over the past six months.

The light was provided during the fourth quarter of 2000, when the healthcare sector did very well. Then, disillusioned investors sold off the TMT (technology, media and telecommunications) sectors and reinvested their capital into "old economy" sectors, such as healthcare, that were deemed more stable and defensive. This was true even for the more volatile biotechnology sub-sector, where investors remained positive about the potential for new, breakthrough drugs.

The shadow fell during the Jan. - March 2001 period, when nervous investors shunned equities in general and rotated out of a healthcare sector that was judged to be fully valued. This shift was remarkable, because healthcare companies generally, and pharmaceuticals in particular, reported healthy revenues and earnings. Some even suggested that full year 2001 results might be better than expected. This was in marked contrast with many other sectors, where downward earnings revisions and missed targets were the norm.

Biotechs, with their more cloudy short term earnings prospects, were particularly battered during this period. In fact, while the MSCI World Healthcare Index fell 6.4% over this semi-annual reporting period.

In April, however, healthcare and several other sectors, snapped back in response to the Federal Reserve Board's aggressive moves to cut interest rates, along with a trickling of positive data that suggested that the U.S. economy might be turning around.

Within this environment, the Fund was managed with a defensive tilt, one that favored stable earnings in a decidedly unstable market. As might be expected, holdings in the biotech sector detracted most from performance, while stock selection amongst large cap pharmaceuticals, and a few mid-caps, contributed the most.

LOOKING AHEAD

The overall sell-off in the global healthcare sector over the past four months has increased the attractiveness of several equities within it. This, along with the sector's projected double digit earnings growth over the remainder of the year, encourages us to believe that the global healthcare sector will outperform over the next six months. The key risk is the possibility that investors might shift substantial sums out of the sector in pursuit of potentially higher returns in the more risky TMT sectors, and others that have sold off substantially. Even should this take place, however, we still believe that global healthcare will perform well.

We are managing the Fund by staying with very high quality names and by seeking opportunistic investments in the higher risk, yet potentially much higher return, biotech sector. Companies within it may well benefit if investors do, in fact, increase their risk tolerance in coming months.

J.P. MORGAN GLOBAL HEALTHCARE FUND
AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United States        66.3%
United Kingdom       13.8%
Switzerland           7.5%
France                5.7%
Japan                 3.3%
Other                 3.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. PFIZER, INC. (10.3%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

2. GLAXOSMITHKLINE PLC (9.0%) Is a research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The Group, which also provides laboratory testing and disease management services, specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

3. MERCK & CO., INC. (7.5%) Is a global pharmaceutical company that discovers, develops, manufactures and markets a broad range of human and animal health products. The Company also provides pharmaceutical benefit services.

4. NOVARTIS AG (5.7%) Manufactures pharmaceutical and nutrition products. The Company produces treatments for hypertension, fungal infections, skin conditions, arthritis, cancer, cardiovascular diseases, arteriosclerosis and other conditions, animal health products, baby food and clinical nutrition products for healthcare organizations

5. AMGEN INC. (5.2%) Discovers, develops, manufactures, and markets human therapeutics based on cellular and molecular biology. The Company focuses its research on secreted protein and small molecule therapeutics, with particular emphasis on neuroscience and cancer.

6. AMERICAN HOME PRODUCTS CORP. (4.8%) Manufactures, distributes, discovers, develops, and sells pharmaceuticals and consumer healthcare products. The Company's products include branded and generic ethical pharmaceuticals, biologicals, nutritionals and animal biologicals and pharmaceuticals.

7. JOHNSON & JOHNSON (4.6%) Manufactures health care products and provides related services for the consumer, pharmaceutical, and medical devices and diagnostics markets. The Company sells products such as skin and hair care products, acetaminophen products, pharmaceuticals, diagnostic equipment, and surgical equipment in countries around the world.

8. BRISTOL-MYERS SQUIBB CO. (4.0%) A worldwide health and personal care company that manufactures medicines. The Company's products include therapies for various diseases and disorders, consumer medicines, orthopedic devices, ostomy care, wound management, nutritional supplements, infant formulas, and hair and skin care products.

9. PHARMACIA CORP. (3.8%) Manufactures, sells and researches pharmaceuticals worldwide. The Company's pharmaceutical segment includes prescription products for humans and animals, bulk pharmaceuticals, and contract manufacturing.

10. LILLY (ELI) & CO. (3.7%) Sells, discovers, develops and manufactures pharmaceutical products for humans and animals. The Company's products are sold in countries around the world. Products include anti-infectives, cardiovascular agents, oncology products and animal health products.

Top 10 equity holdings comprised 58.6% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                              J.P. MORGAN GLOBAL HEALTHCARE FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE
                                                             INCEPTION
                                                            (9/29/2000)
------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                                         -6.61%
    WITH SALES CHARGE                                           -12.01%
------------------------------------------------------------------------
  CLASS B SHARES
    WITHOUT CDSC                                                 -6.61%
    WITH CDSC                                                   -11.28%
------------------------------------------------------------------------
  CLASS C SHARES
    WITHOUT CDSC                                                 -6.61%
    WITH CDSC                                                    -7.54%
------------------------------------------------------------------------
SELECT SHARES                                                    -6.54%
------------------------------------------------------------------------

Source: Lipper Analytical Services. Past Performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales Charge for Class A Shares: 5.75%.

Class B Shares CDSC: 5% for the one year period and period since inception.

Class C Shares CDSC: 1% for the one year period and period since inception.

The Fund commenced operations on 9/29/00. Class A, B, C shares were introduced on 4/16/01. Performance prior to introduction is based upon historical expenses of the predecessor Select Shares, which are lower than the actual expenses of the A, B, and C Shares. International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The Fund is currently being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized, returns would have been lower.

J.P. MORGAN GLOBAL 50 FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)

   Shares                                                      Value
--------------------------------------------------------------------------------
     Common Stock  -- 94.8%
--------------------------------------------------------------------------------
             Australia  -- 6.8%
  153,300    Commonwealth Bank of Australia          $     2,258,119
  238,900    News Corp. Ltd.                               2,272,716
  156,528    WMC Limited ADR                               2,974,032
                                                     ---------------
                                                           7,504,867
             Belgium  -- 1.9%
   78,000    Interbrew                                     2,074,468

             Bermuda  -- 2.6%
   54,500    Tyco International Ltd.                       2,908,665

             France  -- 4.7%
   41,816    Alcatel Optronics+                            1,182,933
   21,814    BNP Paribas SA                                1,937,733
   14,265    Total Fina Elf SA                             2,124,574
                                                     ---------------
                                                           5,245,240
             Germany  -- 2.6%
  103,000    Commerzbank AG                                2,900,072

             Hong Kong  -- 3.3%
  510,500    Hong Kong Electric Holdings Ltd.              1,741,159
  204,000    Sun Hung Kai Properties Ltd.                  1,896,397
                                                     ---------------
                                                           3,637,556
             Israel  -- 1.8%
   32,300    Check Point Software Technologies Ltd.+       2,026,179

             Japan  -- 8.1%
  161,000    Fujitsu Ltd.                                  2,215,566
  872,000    Mitsubishi Chemical Corp.                     2,858,785
   31,500    Promise Co., Ltd.                             2,575,383
  158,000    Welfide Corp.                                 1,364,682
                                                     ---------------
                                                           9,014,416
             Netherlands  -- 5.9%
   68,200    Aegon NV                                      2,273,333
   37,664    Heineken NV                                   1,951,650
  101,000    TNT Post Group NV                             2,377,261
                                                     ---------------
                                                           6,602,244
             Singapore  -- 2.1%
  203,000    Singapore Press Holdings Ltd.                 2,329,234

             South Africa  -- 1.6%
  253,739    South African Breweries Plc                   1,731,693

             Spain  -- 4.4%
  145,300    Banco Bilbao Vizcaya Argentaria SA            2,063,569
  164,904    Endesa SA                                     2,776,176
                                                     ---------------
                                                           4,839,745
             Sweden  -- 1.8%
  212,779    Skandinaviska Enskilda Banken Cl A            1,968,066

             Switzerland  -- 6.8%
    1,080    Compagnie Financiere Richemont AG, A Units    2,676,811
    1,141    Nestle SA+                                    2,362,368
    7,041    Zurich Financial Services AG                  2,504,062
                                                     ---------------
                                                           7,543,241

See notes to financial statements.

                                                      J.P. MORGAN GLOBAL 50 FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

   Shares                                                      Value
--------------------------------------------------------------------------------
     Common Stock -- Continued
--------------------------------------------------------------------------------
             United Kingdom  -- 12.6%
  524,845    British Airways Plc                      $    2,646,751
  268,497    Cable & Wireless Plc                          1,972,435
  161,500    Reckitt Benckiser Plc                         2,203,008
  163,100    Reuters Group Plc                             2,391,666
  309,930    Royal & Sun Alliance Insurance Group Plc      2,194,783
  400,000    Scottish Power Plc                            2,546,495
                                                      --------------
                                                          13,955,138
             United States  -- 27.8%
   69,200    Alza Corp.+                                   3,163,824
   39,250    Ambac Financial Group, Inc.                   2,112,043
   30,700    Amgen Inc.+                                   1,876,998
   56,700    AOL Time Warner Inc.+                         2,863,351
   39,300    Capital One Financial Corp.                   2,470,399
   40,000    CIENA Corp.+                                  2,202,400
  140,800    Cisco Systems Inc.+                           2,390,784
   27,300    Exxon Mobil Corp.                             2,418,780
   50,800    General Electric Co.                          2,465,324
  173,400    Level 3 Communications, Inc.+                 2,467,482
   42,700    Pharmacia Corp.+                              2,231,502
   44,300    Philip Morris Co., Inc.                       2,219,873
   82,900    Sprint Corp. (PCS Group)+                     2,124,727
                                                      --------------
                                                          31,007,487
           ---------------------------------------------------------
             Total Common Stock                          105,288,311
             (Cost $110,500,710)
--------------------------------------------------------------------------------
     Short-Term Investments  -- 5.2%
--------------------------------------------------------------------------------
             Investment Company  -- 4.8%
             ---------------------------
5,302,135    Hamilton Money Fund                            5,302,135
             (Cost $5,302,135)

             U.S. Treasury Security  -- 0.4%
             -------------------------------


  Principal
   Amount
 $500,000    U.S. Treasury Bills, Discount Notes, 3.79%,
             8/2/01(s)(y)(Cost $494,239)                      495,105
--------------------------------------------------------------------------------
             Total Short-Term Investments                   5,797,240
             (Cost $5,796,374)
--------------------------------------------------------------------------------
             Total Investment Securities  -- 100.0%      $111,085,551
             (Cost $116,297,084)
--------------------------------------------------------------------------------


                       See notes to financial statements.

J.P. MORGAN GLOBAL 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

     Forward Foreign Currency Exchange Contracts
---------------------------------------------------------------------------

                                                             NET UNREALIZED
                        SETTLEMENT   SETTLEMENT              APPRECIATION
    CONTRACTS TO BUY       DATE         VALUE       VALUE   (DEPRECIATION)
---------------------------------------------------------------------------
  2,501,396      CAD    06/22/2001  $ 1,598,336  $1,627,418  $  29,082
  1,878,481    CHF for
  1,230,000      EUR    06/22/2001    1,090,425   1,082,760     (7,665)
 12,987,211      EUR    06/22/2001   12,168,550  12,056,119   (112,431)
    620,000    EUR for
  1,084,634      AUD    06/22/2001      553,698     549,295     (4,403)
    613,234    GBP for
    970,000      EUR    06/22/2001      859,380     876,228     16,848
  8,035,646      HKD    06/22/2001    1,030,343   1,030,582        239
375,579,274      JPY    06/22/2001    3,120,000   3,053,251    (66,749)
121,037,913    JPY for
    699,156      GBP    06/22/2001      999,000     986,148    (12,852)
 19,619,112      SEK    06/25/2001    1,910,725   1,911,072        347
                                    ----------------------------------
                                    $23,330,457  $23,172,873 $(157,584)
                                                            NET UNREALIZED
                        SETTLEMENT   SETTLEMENT             APPRECIATION
    CONTRACTS TO SELL      DATE         VALUE       VALUE  (DEPRECIATION)
---------------------------------------------------------------------------
  9,627,512      AUD    06/22/2001 $  4,755,991 $ 4,914,775  $(158,784)
  8,969,125      CHF    06/22/2001    5,257,400   5,179,234     78,166
  9,940,000      EUR    06/22/2001    8,921,338   8,806,435    114,903
  1,500,000      GBP    06/22/2001    2,164,377   2,143,297     21,080
 23,771,338      HKD    06/22/2001    3,047,373   3,048,706     (1,333)
334,700,815      JPY    06/22/2001    2,784,533   2,726,951     57,582
 19,619,112      SEK    06/25/2001    1,921,558   1,910,146     11,412
  3,380,439      SGD    06/22/2001    1,913,095   1,861,515     51,580
 14,510,405      ZAR    06/22/2001    1,801,863   1,794,162      7,701
                                   ----------------------------------------
                                   $ 32,567,528 $32,385,221  $ 182,307
     Futures Contracts
---------------------------------------------------------------------------
                                   UNDERLYING
                        EXPIRATION FACE AMOUNT
     PURCHASED             DATE     AT VALUE    NET UNREALIZED APPRECIATION
---------------------------------------------------------------------------
   37    DJ Euro Index   June 2001 $1,481,312           $51,391
    8    FTSE 100 Index  June 2001    686,237            14,103
    7    S&P 500 Index   June 2001  2,195,025             4,537
    7    TOPIX Index     June 2001    776,865            21,210
                                   -----------------------------------------
                                   $5,139,439           $91,241

See notes to financial statements.

                                                      J.P. MORGAN GLOBAL 50 FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
As of April 30, 2001 (unaudited)


Market Sectors                                           % of Total Investments
--------------------------------------------------------------------------------
Finance                                                              16.7%
Consumer Stable                                                      11.4%
Insurance                                                             8.2%
Telecommunications                                                    7.8%
Pharmaceuticals                                                       7.7%
Consumer Services                                                     6.7%
Utilities                                                             6.3%
Software & Services                                                   6.1%
Industrial Cyclical                                                   6.0%
Basic Materials                                                       5.4%
Short Term Investments                                                5.2%
Energy                                                                4.1%
Retail                                                                2.4%
Consumer Cyclical                                                     2.3%
Semiconductors                                                        2.0%
Real Estate Investment Trusts                                         1.7%
----------------------------------------------------------------------------
Total                                                               100.0%
----------------------------------------------------------------------------


INDEX:

ADR      --  American Depositary Receipt
AUD      --  Australian Dollar
CAD      --  Canadian Dollar
CHF      --  Swiss Franc
EUR      --  Euro
GBP      --  British Pound
HKD      --  Hong Kong Dollar
JPY      --  Japanese Yen
SEK      --  Swedish Krona
SGD      --  Singapore Dollar
ZAR      --  South African Rand
(s)      --  All or portion of this security is segregated for futures
(y)      --  Yield to Maturity
+        --  Non-income producing security

                       See notes to financial statements.

J.P. MORGAN GLOBAL HEALTHCARE FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)

   Shares                                                      Value
------------------------------------------------------------------------
     Common Stock -- 100%
------------------------------------------------------------------------
             Denmark -- 1.1%
    9,950    Novo Nordisk SA Cl B                      $     378,224

             France -- 5.7%
   11,330    Aventis SA                                      876,870
      973    Genset SA+                                       10,351
   18,641    Sanofi Synthelabo SA                          1,117,138
                                                       -------------
                                                           2,004,359
             Germany -- 1.9%
    1,900    Altana AG                                       227,394
    3,529    Fresenius Medical Care AG                       169,254
    5,800    Schering AG                                     289,434
                                                       -------------
                                                             686,082
             Japan -- 3.3%
    6,000    Dai Nippon Pharmaceutical Co. Ltd.               80,868
   20,000    Takeda Chemical Industries Ltd.                 964,909
   14,000    Welfide Corp.                                   120,921
                                                       -------------
                                                           1,166,698
             Netherlands -- 0.2%
    1,860    Jomed NV+                                        55,750

             Sweden -- 0.2%
   14,000    Tripep A.B.+                                     81,784

             Switzerland -- 7.5%
    1,292    Novartis AG                                   2,007,743
       86    Roche Holding AG                                617,649
                                                       -------------
                                                           2,625,392
             United Kingdom -- 13.8%
   23,200    AstraZeneca Plc                               1,080,011
   12,300    Celltech Group Plc+                             212,918
  120,098    GlaxoSmithKline Plc                           3,173,406
   25,881    Nycomed Amersham Plc                            197,347
   42,170    Smith & Nephew Plc                              198,784
                                                       -------------
                                                           4,862,466
             United States -- 66.3%
   27,200    Abbott Laboratories                           1,261,536
    5,000    Abgenix, Inc.+                                  187,500
    3,900    Aetna Inc.+                                     109,941
    3,100    Affymetrix, Inc.+                               102,455
   25,600    Alza Corp.+                                   1,170,432
   29,100    American Home Products Corp.                  1,680,525
   29,800    Amgen Inc.+                                   1,821,972
      900    Applera Corp. - Celera Genomics Group+           37,125
    1,300    Baxter International, Inc.                      118,495
    6,300    Becton Dickinson & Co.                          203,805
   25,100    Bristol-Myers Squibb Co.                      1,405,600
    7,800    Cardinal Health, Inc.                           525,720
    2,700    CIGNA Corp.                                     288,090
    5,600    Forest Laboratories, Inc. Cl A+                 342,440
    1,635    Genzyme Corp.+                                  178,166
    3,850    Gilead Sciences, Inc.+                          188,573
    6,000    HCA - The Healthcare Co.                        232,200
    8,700    Human Genome Sciences, Inc.+                    558,801
    6,700    ImmunoGen Inc.+                                 133,799
    5,600    Inhale Therapeutic Systems Inc.+                186,480
   16,900    Johnson & Johnson                             1,630,512

                                   J.P. MORGAN GLOBAL HEALTHCARE FUND
                                 PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


   Shares                                                      Value
----------------------------------------------------------------------
     Common Stock  -- Continued
----------------------------------------------------------------------
             United States  -- Continued
   12,300    Ligand Pharmaceuticals Inc. Cl B+         $     143,049
   15,300    Lilly (Eli) & Co.                             1,300,500
    4,700    MedImmune, Inc.+                                184,005
   13,100    Medtronic, Inc.                                 584,260
   34,700    Merck & Co., Inc.                             2,636,159
    5,000    Millennium Pharmaceuticals, Inc.+               186,000
   83,500    Pfizer, Inc.                                  3,615,549
   25,500    Pharmacia Corp.                               1,332,630
    9,800    Schering-Plough Corp.                           377,692
   10,900    Tenet Healthcare Corp.+                         486,576
    3,300    Vertex Pharmaceuticals, Inc.+                   127,248
                                                       -------------
                                                          23,337,835
----------------------------------------------------------------------
             Total Investment Securities -- 100.0%     $  35,198,590
             (Cost $36,729,080)
----------------------------------------------------------------------

J.P. MORGAN GLOBAL HEALTHCARE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
As of April 30, 2001 (unaudited)



     Forward Foreign Currency Exchange Contracts
----------------------------------------------------------------------------
                                                             NET UNREALIZED
                        SETTLEMENT   SETTLEMENT               APPRECIATION
CONTRACTS TO BUY           DATE        VALUE        VALUE    (DEPRECIATION)
----------------------------------------------------------------------------
    290,000      CAD    06/28/2001  $   184,361  $  188,670  $   4,309
    268,703      CHF    06/28/2001      157,045     155,190     (1,855)
    482,483    CHF for
    315,968      EUR    06/28/2001      280,114     278,104     (2,010)
  1,004,168      DKK    06/28/2001      119,686     119,113       (573)
  3,144,966      EUR    06/28/2001    2,803,301   2,786,136    (17,165)
     40,866    EUR for
     62,831      CHF    05/02/2001       36,216      36,228         12
     49,406    EUR for
     30,928      GBP    05/02/2001       44,246      43,800       (446)
    420,000      GBP    06/28/2001      598,478     600,043      1,565
 98,631,034      JPY    06/28/2001      810,000     804,112     (5,888)
    484,534      SEK    06/28/2001       46,725      47,199        474
                                    ----------------------------------
                                     $5,080,172  $5,058,595   $(21,577)

                                                            NET UNREALIZED
                        SETTLEMENT   SETTLEMENT             APPRECIATION
    CONTRACTS TO SELL      DATE         VALUE       VALUE  (DEPRECIATION)
--------------------------------------------------------------------------
  1,745,612      EUR    06/28/2001   $1,555,765  $1,546,511    $ 9,254
    644,943      GBP    06/28/2001      915,175     921,413     (6,238)
109,824,650      JPY    06/28/2001      896,235     895,371        864
                                     -------------------------------------
                                     $3,367,175  $3,363,295    $ 3,880
Market Sectors                                     % of Total Investments
-------------------------------------------------------------------------
        Pharmaceuticals                                        86.1%
        Health Services & Systems                              13.1%
        Insurance                                               0.8%
-------------------------------------------------------------------------
        Total                                                   100%
-------------------------------------------------------------------------

CAD     --  Canadian Dollar
CHF     --  Swiss Franc
DKK     --  Danish Krone
EUR     --  Euro
GBP     --  British Pound
JPY     --  Japanese Yen
SEK     --  Swedish Krona
+       --  Non-income producing security



                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES  As of April 30, 2001 (unaudited

                                                                International     Institutional
                                         International           Equity Fund-     International
                                           Equity Fund         Advisor Series     Equity Fund
------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at
      value (Note 1) ...................   $37,439,661            $486,043       $304,281,021
      Cash .............................       350,000                  --                 --
      Other assets .....................            93                  --                919
      Receivables:
         Fund shares sold ..............        93,447                  --            380,720
         Expense reimbursement .........            --               8,044                 --
------------------------------------------------------------------------------------------------
             Total Assets ..............    37,883,201             494,087        304,662,660
------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Fund shares redeemed ..........     3,354,105                  --         33,568,664
      Accrued liabilities: (Note 2)
         Administrative services fees ..           675                   8              5,824
         Shareholder servicing fees ....         7,215                 109             24,913
         Fund services fees ............            19                   1                171
         Other .........................        43,621              35,966             73,503
------------------------------------------------------------------------------------------------
             Total Liabilities .........     3,405,635              36,084         33,673,075
------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital ..................    29,143,098             499,849        262,836,380
      Accumulated undistributed/
      (distributions in excess of) net
      investment income ................      (111,320)                251            314,522
      Accumulated net realized
      loss on investments ..............    (2,188,604)            (30,227)       (20,745,970)
      Net unrealized appreciation/
      (depreciation) of investments ....     7,634,392             (11,870)        28,584,653
------------------------------------------------------------------------------------------------
             Total Net Assets ..........   $34,477,566            $458,003       $270,989,585
------------------------------------------------------------------------------------------------
    Shares of beneficial interest
    outstanding ($.001 par value;
    unlimited number of shares
    authorized): .......................     4,599,197              53,786         26,731,964
    Net asset value, redemption
    and offering price per share .......   $      7.50            $   8.52       $      10.14


                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                                                 Institutional
                                                                Emerging            Emerging
                                                                 Markets            Markets
                                                              Equity Fund         Equity Fund
----------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value (Note 1) ...........     $31,188,146        $81,815,884
      Other assets .......................................              53                156
      Receivables:
         Fund shares sold ................................         736,022             10,800
         Expense reimbursement ...........................           8,033              9,228
----------------------------------------------------------------------------------------------
             Total Assets ................................      31,932,254         81,836,068
----------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Fund shares redeemed ............................         334,079              9,340
      Accrued liabilities: (Note 2)
         Administrative services fees ....................             558              1,520
         Shareholder servicing fees ......................           5,973              6,502
         Fund services fees ..............................              17                 45
         Other ...........................................          41,041             50,068
---------------------------------------------------------------------------------------------
             Total Liabilities ...........................         381,668             67,475
---------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital ....................................      49,850,166        167,994,360
      Accumulated distributions in excess of net
      investment income ..................................        (433,813)        (2,006,393)
      Accumulated net realized loss on investments .......     (26,899,893)      (122,937,211)
      Net unrealized appreciation of investments .........       9,034,126         38,717,837
---------------------------------------------------------------------------------------------
             Total Net Assets ............................     $31,550,586        $81,768,593
---------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001 par
    value; unlimited number of shares authorized): .......       4,733,473         13,132,954
    Net asset value, redemption and offering
    price per share ......................................     $      6.67        $      6.23


                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                                                   Global
                                                                Global 50        Healthcare
                                                                  Fund              Fund
---------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value (Note 1) ...........    $111,085,551        $35,198,590
      Cash ...............................................          44,366            119,488
      Foreign currency (a) ...............................         880,951            163,501
      Other assets .......................................              21                 --
      Receivables:
         Open forward foreign currency contracts .........         388,940             16,478
         Investment securities sold ......................       1,006,641            627,311
         Interest and dividends ..........................         298,844             22,040
         Foreign tax reclaim .............................         256,200              1,383
         Fund shares sold ................................          17,232             12,101
         Variation margin ................................         105,387                 --
         Expense reimbursement ...........................          36,418             10,149
      Deferred organization expense ......................           6,113                 --
      Prepaid trustees' fees and expenses ................             202                 --
---------------------------------------------------------------------------------------------
             Total Assets ................................     114,126,866         36,171,041
---------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased .................       2,625,406            626,665
         Fund shares redeemed ............................         250,716                 --
         Open forward foreign currency contracts .........         364,217             34,175
         Other ...........................................           3,630                 --
      Accrued liabilities: (Note 2)
         Investment advisory fees ........................         109,270             35,865
         Administrative services fees ....................           4,086              1,346
         Shareholder servicing fees ......................          11,333              7,174
         Custodian fees ..................................          64,827             30,948
         Administration fees .............................               5                121
         Fund services fees ..............................              58                 20
         Other ...........................................          73,499            118,873
---------------------------------------------------------------------------------------------
             Total Liabilities ...........................       3,507,047            855,187
---------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital ....................................     127,797,662         38,075,410
      Accumulated undistributed/(distributions in
      excess of) net investment income ...................        (175,403)            31,166
      Accumulated net realized loss on investments,
      futures contracts and foreign exchange
      transactions .......................................     (11,880,566)        (1,243,188)
      Net unrealized depreciation of investments,
      futures contracts and foreign exchange
      transactions .......................................      (5,121,874)        (1,547,534)
---------------------------------------------------------------------------------------------
             Total Net Assets ............................    $110,619,819        $35,315,854
---------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001 par
    value; unlimited number of shares authorized):
      Select Shares ......................................       7,554,707          2,519,346
      Class A Shares .....................................             724                748
      Class B Shares .....................................             724                748
      Class C Shares .....................................             724                748
    Net Asset Value:
      Select Shares (and redemption price) ...............    $      14.64        $     14.01
      Class A Shares .....................................    $      14.63        $     14.00
      Class B Shares* ....................................    $      14.63        $     14.00
      Class C Shares* ....................................    $      14.63        $     14.00
---------------------------------------------------------------------------------------------
             Class A Maximum Public Offering Price Per Share
             (net asset value per share/94.25%) ..........    $      15.52        $     14.85
---------------------------------------------------------------------------------------------
             Cost of investments .........................    $116,297,084        $36,729,080
---------------------------------------------------------------------------------------------
             Cost of foreign currency ....................    $    885,138        $   163,341
---------------------------------------------------------------------------------------------


(a) Includes foreign cash segregated for open futures contracts.
* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)


                                                                 International    Institutional
                                              International       Equity Fund-    International
                                               Equity Fund       Advisor Series    Equity Fund
----------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Investment income from Portfolio .....  $    339,664         $   4,353    $   3,175,660
      Foreign taxes withheld ...............       (38,284)             (489)        (351,806)
      Expenses from Portfolio ..............      (156,240)           (1,906)      (1,465,783)
----------------------------------------------------------------------------------------------
             Total Investment Income .......       145,140             1,958        1,358,071
----------------------------------------------------------------------------------------------
    EXPENSES: (Note 2)
      Administrative services fees .........         4,721                56           44,277
      Accounting fees ......................        24,795            24,898           24,795
      Shareholder servicing fees ...........        50,139               707          188,097
      Printing and postage .................         4,609             4,796            4,214
      Professional fees ....................         5,809             5,996            6,989
      Registration expenses ................        13,717                53            8,491
      Transfer agent fees ..................        17,292             9,986           10,677
      Trustees' fees .......................           333               494            2,469
      Fund services fees ...................           268                 6            2,478
      Administration fees ..................           197                 3            1,846
      Distribution fees ....................            --               589               --
      Other ................................         2,376               458            5,302
----------------------------------------------------------------------------------------------
             Total Expenses ................       124,256            48,042          299,635
----------------------------------------------------------------------------------------------
      Less expense reimbursements ..........            --            46,530               --
----------------------------------------------------------------------------------------------
             Net Expenses ..................       124,256             1,512          299,635
----------------------------------------------------------------------------------------------
                Net Investment Income ......        20,884               446        1,058,436
----------------------------------------------------------------------------------------------

    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments .......................    (2,302,825)          (29,240)     (22,347,261)
         Foreign exchange transactions .....       254,509             3,224        2,508,372
      Change in net unrealized
      appreciation/depreciation of:
         Investments .......................    (1,126,920)          (24,924)     (22,537,087)
----------------------------------------------------------------------------------------------
      Net realized and unrealized loss
      on investments and foreign
      exchange transactions ................    (3,175,236)          (50,940)     (42,375,976)
----------------------------------------------------------------------------------------------
      Net decrease in net
      assets from operations ...............  $ (3,154,352)        $ (50,494)   $ (41,317,540)
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)

                                                                                 Institutional
                                                                    Emerging       Emerging
                                                                     Markets        Markets
                                                                  Equity Fund     Equity Fund
----------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Investment income from Portfolio .......................  $    484,829      $ 1,328,478
      Foreign taxes withheld .................................       (35,230)         (98,934)
      Expenses from Portfolio ................................      (219,253)        (600,757)
----------------------------------------------------------------------------------------------
             Total Investment Income .........................       230,346          628,787
----------------------------------------------------------------------------------------------
    EXPENSES: (Note 2)
      Administrative services fees ...........................         3,686           10,148
      Accounting fees ........................................        24,795           24,795
      Shareholder servicing fees .............................        39,178           43,133
      Printing and postage ...................................         5,433            4,038
      Professional fees ......................................         5,772            6,081
      Registration expenses ..................................         8,839            7,761
      Transfer agent fees ....................................        19,701            9,899
      Trustees' fees .........................................           221              708
      Fund services fees .....................................           201              655
      Administration fees ....................................           153              422
      Other ..................................................         4,144            4,002
----------------------------------------------------------------------------------------------
             Total Expenses ..................................       112,123          111,642
----------------------------------------------------------------------------------------------
      Less expense reimbursements ............................        57,219           86,874
----------------------------------------------------------------------------------------------
             Net Expenses ....................................        54,904           24,768
----------------------------------------------------------------------------------------------
                Net Investment Income ........................       175,442          604,019
----------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on:
         Investments .........................................    (3,025,768)      (8,278,220)
         Foreign exchange transactions .......................       (57,282)        (158,647)
      Change in net unrealized appreciation/depreciation of:
         Investments .........................................       693,901        1,284,622
----------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments
      and foreign exchange transactions ......................    (2,389,149)      (7,152,245)
----------------------------------------------------------------------------------------------
      Net decrease in net assets from operations .............   $(2,213,707)     $(6,548,226)
----------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)


                                                                                     Global
                                                                 Global 50         Healthcare
                                                                   Fund               Fund
----------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividend .............................................   $   1,105,052     $    219,855
      Interest .............................................         140,982           65,886
      Foreign taxes withheld ...............................         (96,534)         (18,518)
----------------------------------------------------------------------------------------------
             Total Investment Income .......................       1,149,500          267,223
----------------------------------------------------------------------------------------------
    EXPENSES: (Note 2)
      Investment advisory fees .............................         770,032          233,524
      Administrative services fees .........................          29,009            8,796
      Shareholder servicing fees ...........................         154,007           46,705
      Accounting fees ......................................           9,265            9,176
      Custodian fees .......................................          91,200           34,113
      Printing and postage .................................           7,953           10,560
      Professional fees ....................................          23,208           53,556
      Registration expenses ................................          16,092           27,943
      Transfer agent fees ..................................          28,116           16,915
      Organization Expenses ................................           1,453               --
      Trustees' fees .......................................             810              376
      Fund services fees ...................................             805              243
      Administration fees ..................................             334              202
      Distribution fees ....................................               7                7
      Other ................................................           3,533            3,222
----------------------------------------------------------------------------------------------
             Total Expenses ................................       1,135,824          445,338
----------------------------------------------------------------------------------------------
      Less expense reimbursements ..........................         211,778          165,100
----------------------------------------------------------------------------------------------
             Net Expenses ..................................         924,046          280,238
----------------------------------------------------------------------------------------------
                Net Investment Income (Loss) ...............         225,454          (13,015)
----------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments .......................................     (10,806,979)      (1,230,708)
         Futures transactions ..............................        (530,450)         (54,255)
         Foreign exchange transactions .....................         817,750          167,432
      Change in net unrealized appreciation/ depreciation of:
         Investments .......................................      (7,304,270)      (1,946,505)
         Futures contracts .................................           4,869          (54,259)
         Foreign exchange transactions .....................        (417,098)          53,615
----------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments,
      futures and foreign exchange transactions ............     (18,236,178)      (3,064,680)
----------------------------------------------------------------------------------------------
      Net decrease in net assets from operations ...........    $(18,010,724)     $(3,077,695)
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
        STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)

                                                      International             International             Institutional
                                                         Equity                  Equity Fund-             International
                                                          Fund                  Advisor Series             Equity Fund
                                                      -------------             --------------            -------------
                                                  11/1/00        Year         11/1/00    9/15/00*      11/1/00        Year
                                                  Through        Ended        Through    Through       Through        Ended
                                                  4/30/01      10/31/00       4/30/01    10/31/00      4/30/01      10/31/00
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss) ............... $    20,884  $    91,668       $    446  $     (96)  $  1,058,436  $   2,468,166
  Net realized gain (loss) on investments
  and foreign exchange transactions ..........  (2,048,316)   9,216,947        (26,016)    (4,686)   (19,838,889)    34,621,121
  Change in net unrealized
  appreciation/depreciation of investments ...  (1,126,920)  (9,622,118)       (24,924)    13,054    (22,537,087)   (56,384,027)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets
      from operations ........................  (3,154,352)    (313,503)       (50,494)     8,272    (41,317,540)   (19,294,740)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ......................    (476,301)    (816,824)            --         --             --     (5,509,145)
  Net realized gain on investment transactions  (8,433,890)  (5,211,077)            --         --    (35,561,283)   (17,820,025)
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders .....  (8,910,191)  (6,027,901)            --         --    (35,561,283)   (23,329,170)
------------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital
  share transactions (Note 5) ................  (8,903,186)  (3,073,016)            --    500,225    (84,917,004)     4,214,463
------------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets . (20,967,729)  (9,414,420)       (50,494)   508,497   (161,795,827)   (38,409,447)
NET ASSETS:
  Beginning of Period ........................  55,445,295   64,859,715        508,497         --    432,785,412    471,194,859
------------------------------------------------------------------------------------------------------------------------------------
  End of Period .............................. $34,477,566  $55,445,295       $458,003   $508,497   $270,989,585  $ 432,785,412
====================================================================================================================================

* Commencement of operations.


See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)

                                                                           Emerging               Institutional
                                                                            Markets                 Emerging
                                                                          Equity Fund          Markets Equity Fund
                                                                          -----------          -------------------
                                                                    11/1/00        Year        11/1/00        Year
                                                                    Through        Ended       Through        Ended
                                                                    4/30/01      10/31/00      4/30/01      10/31/00
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income ........................................... $   175,442  $     61,586  $    604,019  $    625,102
  Net realized gain (loss) on investments
  and foreign exchange transactions ...............................  (3,083,050)      102,499    (8,436,867)    3,580,965
  Change in net unrealized appreciation/depreciation
  of investments ..................................................     693,901   (3,012,497)     1,284,622    (9,792,254)
---------------------------------------------------------------------------------------------------------------------------
     Decrease in net assets from operations .......................  (2,213,707)  (2,848,412)    (6,548,226)   (5,586,187)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...........................................          --      (61,586)       (73,565)     (625,102)
  Net realized gain on investment transactions ....................          --     (104,391)            --      (295,237)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders ..........................          --     (165,977)       (73,565)     (920,339)
---------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions (Note 5) ....    (439,381)   1,431,629    (22,320,471)  (13,828,660)
---------------------------------------------------------------------------------------------------------------------------
     Total decrease in net assets .................................  (2,653,088)  (1,582,760)   (28,942,262)  (20,335,186)
NET ASSETS:
  Beginning of Period .............................................  34,203,674   35,786,434    110,710,855   131,046,041
---------------------------------------------------------------------------------------------------------------------------
  End of Period ................................................... $31,550,586  $34,203,674   $ 81,768,593  $110,710,855
===========================================================================================================================

See notes to financial statements.

                                                                  JPMORGAN FUNDS
        STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)

                                                                                                               Global
                                                                                Global 50                    Healthcare
                                                                                  Fund                          Fund
                                                                                ---------                    ----------
                                                                         11/1/00          Year          11/1/00       9/29/00*
                                                                         Through          Ended         Through        Through
                                                                         4/30/01        10/31/00        4/30/01       10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss) ......................................... $   225,454    $    850,177  $   (13,015)  $     (28,366)
  Net realized gain (loss) on investments, futures
  and foreign exchange transactions ....................................  (10,519,679)     8,041,307   (1,117,531)        (77,715)
  Change in net unrealized appreciation/depreciation
  of investments, futures contracts and foreign
  exchange transactions ................................................   (7,716,499)    (8,807,605)  (1,947,149)        399,615
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations .................  (18,010,724)        83,879   (3,077,695)        293,534
-----------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ................................................   (2,328,819)    (1,261,351)     (24,000)             --
  Net realized gain on investment transactions .........................   (8,445,612)    (2,090,348)          --              --
-----------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders ...............................  (10,774,431)    (3,351,699)     (24,000)             --
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions (Note 5) .........  (18,330,806)    59,933,160    2,608,780      35,515,235
-----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets ...........................  (47,115,961)    56,665,340     (492,915)     35,808,769
NET ASSETS:
  Beginning of Period ..................................................  157,735,780    101,070,440   35,808,769              --
-----------------------------------------------------------------------------------------------------------------------------------
  End of Period ........................................................ $110,619,819   $157,735,780  $35,315,854   $  35,808,769
===================================================================================================================================

* Commencement of operations.

See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)

APRIL 30, 2001

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION-- J.P. Morgan Funds, J.P. Morgan Institutional Funds, and J.P. Morgan Series Trust (the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end, management investment companies. J.P. Morgan Funds and J.P. Morgan Institutional Funds were organized on November 4, 1992, and J.P. Morgan Series Trust was organized on August 15, 1996. The following Funds (collectively the "Funds") are separate series of the Trusts:

J.P. Morgan Funds                                     Commencement of Operations
--------------------------------------------------------------------------------
J.P. Morgan International Equity Fund ("IEF") ..........  June 1, 1990*
J.P. Morgan Emerging Markets Equity Fund ("EMEF") ......  November 15, 1993

J.P. Morgan Institutional Funds                       Commencement of Operations
--------------------------------------------------------------------------------
J.P. Morgan Institutional International Equity
  Fund ("IIEF") ........................................  October 4, 1993
J.P. Morgan International Equity Fund--
  Advisor Series ("IEFAS") .............................  September 15, 2000
J.P. Morgan Institutional Emerging Markets Equity
  Fund ("IEMEF") .......................................  November 15, 1993

J.P. Morgan Series Trust                              Commencement of Operations
--------------------------------------------------------------------------------
J.P. Morgan Global 50 Fund ("G50F") ....................  May 29, 1998
J.P. Morgan Global Healthcare Fund ("GHF") .............  September 29, 2000

* IEF, prior to its tax-free reorganization on October 3, 1993 to a series of J.P. Morgan Funds, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"), at that time a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated.

The Trustees of J.P. Morgan Series Trust have divided the beneficial interests in G50F and GHF into the following classes of shares:

           Fund                                        Classes
--------------------------------------------------------------------------------
G50F ..................................  Advisor, Institutional, Select, A, B, C
GHF ...................................  Advisor, Institutional, Select, A, B, C

Currently, G50F and GHF only offer Select, A, B and C Class Shares.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds:

   A. IEF, IEFAS, IIEF, EMEF AND IEMEF
      IEF, IEFAS, IIEF, EMEF and IEMEF (collectively the "Feeder Funds") utilize the Master Feeder Fund Structure and seek to achieve their

                                                                  JPMORGAN FUNDS
                            NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

      investment objectives by investing all of their investable assets in The International Equity Portfolio ("IEP") and The Emerging Markets Equity Portfolio ("EMEP") (collectively the "Portfolios"), diversified open-end management investment companies having the same investment objectives as the Feeder Funds. The values of such investments included in the Statement of Assets and Liabilities reflect the Feeder Funds' proportionate interest in the net assets of the Portfolios, and at April 30, 2001 were approximately:

       Fund                     % of The International Equity Portfolio
--------------------------------------------------------------------------------
  IEF .......................................  10.94%
  IEFAS .....................................   0.14%
  IIEF ......................................  88.92%


       Fund                   % of The Emerging Markets Equity Portfolio
--------------------------------------------------------------------------------
      EMEF ..................................  27.60%
      IEMEF .................................  72.40%

      The performance of the Feeder Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere is this report and should be read in conjunction with the respective Feeder Fund's financial statements.

      1. SECURITY VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements that are included elsewhere in this report.

      2. INVESTMENT INCOME -- The Feeder Funds earn income, net of expenses, daily on their investments in the Portfolios. All net investment income and realized and unrealized gains and losses of the Portfolios are allocated pro-rata among the Funds and other investors in the Portfolios at the time of such determination.

   B. G50F AND GHF

      The investment objective of G50F is to provide high total return from a concentrated portfolio of global equity securities. The investment objective of GHF is to provide high total return from a worldwide portfolio of equity securities in the healthcare sector.

      1. SECURITY VALUATIONS -- Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

      2. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

      3. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Net investment income, excluding shareholder servicing fees, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of each day.

      4. FUTURES CONTRACTS -- The Funds may enter into futures contracts in order to hedge existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Fund will recognize a gain or loss when the contract is closed or expires.

      5. FOREIGN CURRENCY TRANSACTIONS-- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign

                                                                  JPMORGAN FUNDS
                            NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

         currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations. Although the net assets of the Funds are presented at the exchange rates and market values prevailing at the end of the period, the Funds do not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

      6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to manage the Funds' exposure to foreign currency exchange fluctuations. The net
         U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

      7. FOREIGN TAXES-- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

   C. GENERAL POLICIES

      1. EXPENSES -- Expenses incurred by the Trusts with respect to any two or more Funds in the Trusts are allocated in proportion to the net assets of each Fund in each Trust, except where allocations of the direct expenses to each Fund can otherwise be made fairly.

      2. INCOME TAX STATUS -- It is each Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

      3. DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid annually. Distributions from net realized gains, if any, are paid annually.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

2.  TRANSACTIONS WITH AFFILIATES

   A. ADVISORY-- J.P. Morgan Series Trust, on behalf of G50F and GHF, has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, G50F and GHF pay JPMIM at an annual rate of 1.25% of their average daily net assets.

   B. ADMINISTRATIVE SERVICES -- The Trusts have Administrative Services Agreements (the "Services Agreements") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Funds. Under the Services Agreements, the Trusts have agreed to pay Morgan a fee equal to their allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trusts and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Funds is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

      Morgan has agreed to reimburse the following Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) of the Funds, including expenses allocated to the Feeder Funds from the Portfolios, exceed the listed percentages of the Funds' average daily net assets:

         Fund                           % of Average Daily Net Assets
--------------------------------------------------------------------------------
      IEFAS ....................................  1.45%
      EMEF .....................................  1.75%
      IEMEF ....................................  1.45%
      G50F - Select ............................  1.50%
      G50F - A .................................  1.75%
      G50F - B .................................  2.25%
      G50F - C .................................  2.25%
      GHF - Select .............................  1.50%
      GHF - A ..................................  1.75%
      GHF - B ..................................  2.25%
      GHF - C ..................................  2.25%

                                                                  JPMORGAN FUNDS
                            NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

   C. ADMINISTRATION-- The Trusts have retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Funds. Under a Co-Administration Agreement between FDI and the Trusts,
      FDI provides administrative services necessary for the operations of the Funds, furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers affiliated with FDI. The Funds have agreed to pay FDI fees equal to their allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Funds is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which FDI provides similar services.

   D. DISTRIBUTION PLANS-- Pursuant to Distribution Agreements, J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. Prior to April 10, 2001, FDI acted as the Funds' Distributor.

      The Trustees have adopted Distribution Plans for Shares of IEFAS and Class A, B and C shares of G50F and GHF in accordance with Rule 12b-1 under the 1940 Act. The Plans allow for the Funds to pay distribution fees that are computed daily and paid monthly up to the listed annual rates shown below:

        Fund                        % of Average Daily Net Assets
--------------------------------------------------------------------------------
      IEFAS ....................................  0.25%
      G50F - A .................................  0.25%
      G50F - B .................................  0.75%
      G50F - C .................................  0.75%
      GHF - A ..................................  0.25%
      GHF - B ..................................  0.75%
      GHF - C ..................................  0.75%

   E. SHAREHOLDER SERVICING -- The Trusts have a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to shareholders of the Funds. The agreement provides for the following Funds to pay Morgan a fee for these services that is computed daily and paid monthly at the listed annual rates of the average daily net assets of the Funds.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)


          Fund                        % of Average Daily Net Assets
--------------------------------------------------------------------------------
      IEF ......................................  0.25%
      IEFAS ....................................  0.05%
      IIEF .....................................  0.10%
      EMEF .....................................  0.25%
      IEMEF ....................................  0.10%
      G50F - Select ............................  0.25%
      G50F - A .................................  0.25%
      G50F - B .................................  0.25%
      G50F - C .................................  0.25%
      GHF - Select .............................  0.25%
      GHF - A ..................................  0.25%
      GHF - B ..................................  0.25%
      GHF - C ..................................  0.25%

      Morgan, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trusts and Morgan is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   F. SERVICE PLAN -- J.P. Morgan Funds, on behalf of IEFAS, has a Service Plan with respect to Fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to its customers who are beneficial owners of such shares. The Funds will enter into agreements with Service Organizations that purchase shares on behalf of their customers ("Service Agreements"). The
      Service Agreements provide that the Funds pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the Funds with respect to the shares of the Funds attributable to or held in the name of the Service Organization for their customers.

   G. FUND SERVICES-- The Trusts have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") which assists the Trustees in exercising their overall supervisory responsibilities for the Trusts' affairs. The Trustees of the Trusts represent all the existing shareholders of PGI.

   H. TRUSTEES-- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trusts and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent

                                                                  JPMORGAN FUNDS
                            NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

      each Fund's allocated portion of the total Trustees' Fees and Expenses. The Trusts' Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portions of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations were:

        Fund                      Allocated Trustees' Fees and Expenses
--------------------------------------------------------------------------------
      IEF ....................................  $100
      IEFAS ..................................  $ --
      IIEF ...................................  $500
      EMEF ...................................  $100
      IEMEF ..................................  $100
      G50F ...................................  $200
      GHF ....................................  $100

3.  FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities at April 30, 2000 were:

                                                      G50F               GHF
--------------------------------------------------------------------------------
Aggregate cost .......................             $116,297,084     $36,729,080
                                                    ------------     -----------
Gross unrealized appreciation ........                6,937,618         695,874
Gross unrealized depreciation ........              (12,149,151)     (2,226,364)
                                                    ------------     -----------
Net unrealized appreciation (depreciation) .....   $ (5,211,533)    $(1,530,490)
                                                   =============    ============


4.  INVESTMENT TRANSACTIONS

During the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows:

                                                         G50F           GHF
--------------------------------------------------------------------------------
Purchases (excluding U.S. Government securities) .... $ 82,824,234  $13,573,444
Sales (excluding U.S. Government securities) ........  108,390,310    9,272,022

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

5.  CAPITAL SHARE TRANSACTIONS

The Declaration of Trust for each Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Capital share transactions were as follows for periods presented:

IEF                                                  Six Months Ended               Year Ended
                                                      April 30, 2001             October 31, 2000
                                               ----------------------------  --------------------------
                                                    Amount        Shares         Amount       Shares
                                               --------------  ------------  ------------  ------------
Proceeds from Shares of Beneficial
   Interest Sold ............................  $  152,464,211   18,858,605   $213,588,778   17,973,790
Reinvestment of Distributions ...............       6,570,420      813,171      4,142,499      339,549
Cost of Shares of Beneficial Interest
   Redeemed .................................    (167,937,817) (20,268,581)  (220,804,293) (18,342,794)
                                                 ------------  -----------   ------------  -----------

Net Decrease from Transactions in
   Shares of Beneficial Interest ............  $   (8,903,186)    (596,805)  $ (3,073,016)     (29,455)
                                               ==============     ========   ============      =======


IEFAS
                                                     Six Months Ended                Year Ended
                                                      April 30, 2001              October 31, 2000
                                               ----------------------------  --------------------------
                                                    Amount        Shares         Amount       Shares
                                               --------------  ------------  ------------  ------------
Proceeds from Shares of Beneficial
   Interest Sold ............................  $          --            --   $    500,225        53,786
Reinvestment of Distributions ...............             --            --             --            --
Cost of Shares of Beneficial Interest
   Redeemed .................................             --            --             --            --
                                               --------------  ------------  ------------  ------------
Net Increase from Transactions in
   Shares of Beneficial Interest ............  $          --            --   $    500,225        53,786
                                               ==============  ============  ============  ============

* Commencement of operations.


IIEF                                                 Six Months Ended               Year Ended
                                                      April 30, 2001             October 31, 2000
                                               ----------------------------  --------------------------
                                                    Amount        Shares         Amount       Shares
                                               --------------  ------------  ------------  ------------

Proceeds from Shares of
   Beneficial Interest Sold ................   $  158,796,128    14,727,899  $327,741,513    23,795,666
Reinvestment of Distributions ..............       24,879,252     2,282,500    15,916,320     1,136,880
Cost of Shares of Beneficial Interest
   Redeemed ................................     (268,592,384)  (25,521,591) (339,443,370)  (24,431,524)
                                               --------------  ------------  ------------  ------------
Net Increase (Decrease) from
   Transactions in Shares of
   Beneficial Interest .....................   $  (84,917,004)   (8,511,192) $  4,214,463       501,022
                                               ==============  ============  ============  ============

                                                                  JPMORGAN FUNDS
                            NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

EMEF
                                                     Six Months Ended                Year Ended
                                                      April 30, 2001              October 31, 2000
                                               ----------------------------  --------------------------
                                                    Amount        Shares         Amount       Shares
                                               --------------  ------------  ------------- -------------
Proceeds from Shares of Beneficial
   Interest Sold ............................  $  23,074,987     3,327,096   $ 48,673,130     5,514,636
Reinvestment of Distributions ...............             --            --        152,820        16,683
Cost of Shares of Beneficial Interest
   Redeemed .................................    (23,514,368)   (3,374,853)   (47,394,321)   (5,371,646)
                                               --------------  ------------  ------------- -------------
Net Increase (Decrease) from
   Transactions in Shares of
   Beneficial Interest ......................  $    (439,381)      (47,757)  $  1,431,629       159,673
                                               ==============  ============  ============= =============

IEMEF
                                                     Six Months Ended                Year Ended
                                                      April 30, 2001              October 31, 2000
                                               ----------------------------  --------------------------
                                                    Amount        Shares         Amount       Shares
                                               --------------  ------------  ------------- -------------
Proceeds from Shares of Beneficial
   Interest Sold ............................  $  20,758,683     3,277,220   $ 46,986,381     5,702,891
Reinvestment of Distributions ...............         65,504        10,348        678,435        79,629
Cost of Shares of Beneficial Interest
   Redeemed .................................    (43,144,658)   (6,738,549)   (61,493,476)   (7,352,228)
                                               --------------  ------------  ------------- -------------
Net Decrease from Transactions
   in Shares of Beneficial
   Interest .................................  $ (22,320,471)   (3,450,981)  $(13,828,660)   (1,569,708)
                                               ==============  ============  ============= =============


G50F -- Select Shares
                                                     Six Months Ended                Year Ended
                                                      April 30, 2001              October 31, 2000
                                               ----------------------------  --------------------------
                                                    Amount        Shares         Amount       Shares
                                               --------------  ------------  ------------- ------------
Proceeds from Shares of Beneficial
   Interest Sold ............................  $   79,265,397    5,015,292   $173,805,658    8,705,016
Reinvestment of Distributions ...............       7,944,733      494,075      2,618,994      134,445
Cost of Shares of Beneficial Interest
   Redeemed .................................    (105,571,536)  (6,541,346)  (116,491,492)  (5,848,906)
                                               --------------  ------------  ------------- ------------
Net Increase (Decrease) from
   Transactions in Shares of
   Beneficial Interest ......................  $  (18,361,406)  (1,031,979)  $ 59,933,160    2,990,555
                                               ============== =============  ============  ============

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)(unaudited)

G50F -- A Shares                           April 16, 2001**
                                        Through April 30, 2001
                                       ------------------------
                                          Amount      Shares
                                       -----------  -----------
Proceeds from Shares of Beneficial
   Interest Sold ..................... $    10,200          724
Reinvestment of Distributions ........          --           --
Cost of Shares of Beneficial Interest
   Redeemed ..........................          --           --
                                       -----------  -----------
Net Increase from Transactions in
   Shares of Beneficial Interest ..... $    10,200          724
                                       ===========  ===========

** Commencement of offering of class of shares.

G50F -- B Shares                           April 16, 2001**
                                        Through April 30, 2001
                                       ------------------------
                                          Amount      Shares
                                       -----------  -----------
Proceeds from Shares of Beneficial
   Interest Sold ..................... $    10,200          724
Reinvestment of Distributions ........          --           --
Cost of Shares of Beneficial Interest
   Redeemed ..........................          --           --
                                       -----------  -----------
Net Increase from Transactions in
   Shares of Beneficial Interest ..... $    10,200          724
                                       ===========  ===========

** Commencement of offering of class of shares.

G50F -- C Shares                           April 16, 2001**
                                        Through April 30, 2001
                                       ------------------------
                                          Amount      Shares
                                       -----------  -----------
Proceeds from Shares of Beneficial
   Interest Sold ..................... $    10,200          724
Reinvestment of Distributions ........          --           --
Cost of Shares of Beneficial Interest
   Redeemed ..........................          --           --
                                       -----------  -----------
Net Increase from Transactions in
   Shares of Beneficial Interest ..... $    10,200          724
                                       ===========  ===========

** Commencement of offering of class of shares.

GHF-- Select Shares                                   Six Months Ended                 September 29, 2000*
                                                       April 30, 2001                Through October 31, 2000
                                             -----------------------------     ---------------------------------
                                                    Amount        Shares             Amount        Shares
                                             ---------------  ------------     ----------------  ---------------
Proceeds from Shares of Beneficial
   Interest Sold ..........................  $    5,964,466     395,533        $    35,669,052     2,380,043
Reinvestment of Distributions .............          15,303         984                     --            --
Cost of Shares of Beneficial Interest
   Redeemed ...............................      (3,401,589)   (246,883)              (153,817)      (10,331)
                                             ---------------  ------------     ----------------  ---------------
Net Increase from Transactions in
   Shares of Beneficial Interest ..........  $    2,578,180     149,634        $    35,515,235     2,369,712
                                             ===============  ============     ================  ===============

* Commencement of operations.

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

GHF -- A Shares                                April 16, 2001**
                                            Through April 30, 2001
                                            ----------------------
                                             Amount         Shares
                                            ----------------------
Proceeds from Shares of Beneficial
   Interest Sold .........................   $10,200          748
Reinvestment of Distributions ............        --           --
Cost of Shares of Beneficial Interest
   Redeemed ..............................        --           --
                                             -------       ------
Net Increase from Transactions in
   Shares of Beneficial Interest .........   $10,200          748
                                             =======       ======

** Commencement of offering of class of shares.


GHF -- B Shares                                April 16, 2001**
                                            Through April 30, 2001
                                            ----------------------
                                             Amount         Shares
                                            ----------------------
Proceeds from Shares of Beneficial
   Interest Sold .........................   $10,200          748
Reinvestment of Distributions ............        --           --
Cost of Shares of Beneficial Interest
   Redeemed ..............................        --           --
                                             -------       ------
Net Increase from Transactions in
   Shares of Beneficial Interest .........   $10,200          748
                                             =======       ======

** Commencement of offering of class of shares.


GHF -- C Shares                                 April 16, 2001**
                                            Through April 30, 2001
                                            ----------------------
                                             Amount         Shares
                                            ----------------------

Proceeds from Shares of Beneficial
   Interest Sold .........................   $10,200          748
Reinvestment of Distributions ............        --           --
Cost of Shares of Beneficial Interest
   Redeemed ..............................        --           --
                                             -------       ------
Net Increase from Transactions in
   Shares of Beneficial Interest .........   $10,200          748
                                             =======       ======

** Commencement of offering of class of shares.

6.   BANK LOANS

The Funds may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Funds, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutschBank. Borrowings under the agreement will bear interest at approximate market rates and a commitment fee at an annual rate of 0.085% on the unused portion of the committed amount. The Funds had no borrowings outstanding at April 30, 2001, nor at any time during the six months then ended.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

7.   CONCENTRATIONS OF RISK

The Funds may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

8.   CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Funds' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Funds' Advisor.

9.   SUBSEQUENT EVENTS

Effective May 8, 2001, all shares of IEFAS were redeemed in cash resulting in the closure of the Fund.

On March 27, 2001, the Board of Trustees of J.P. Morgan Funds and J.P. Morgan Institutional Funds approved agreements and plans of reorganization (the "Reorganization Plans") pursuant to which (i) IIEF will acquire all of the assets and assume all of the liabilities of IEF in exchange for Select Class Shares of equal value of IIEF and (ii) IEMEF will aquire all of the assets and assume all of the liabilities of EMEF in exchange for Select Class Shares of equal value of IEMEF (the "Reorganizations"). Concurrent with the Reorganizations, the surviving Funds will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. Each Reorganization Plan can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting shares of each of the acquired Funds. A Special Meeting of Shareholders (the "Meeting") of the acquired Funds will be held on July 3, 2001 to vote on the Reorganization Plans. Only shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof. If the Reorganization Plans are approved at the Meeting, the Reorganizations are expected to become effective on or about September 1, 2001, or such other date agreed to by the parties to the Reorganization Plans.

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

In connection with the Reorganizations, it is anticipated that the Trusts will terminate their agreements with PGI.

The Trustees have also approved an increase in the Funds' administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. Morgan, however, has contractually agreed to waive fees payable to it and to reimburse expenses so that the Funds' actual total operating expenses will remain the same for a period of three years.

Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS"), an indirect wholly owned subsidiary of The BISYS Group, Inc., has been named as the Funds Sub-Administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Morgan as Administrator. FDI will no longer serve as the Fund's co-administrator. On April 11, 2001, The BISYS Group, Inc., completed its acquistion of Boston Institutional Group, the parent company of FDI.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)
FINANCIAL HIGHLIGHTS (unaudited)

                                                                                           International Equity Fund
                                                                      ------------------------------------------------------------
                                                                      11/1/00                      Year Ended
                                                                      Through     ------------------------------------------------
                                                                      4/30/01     10/31/00  10/31/99 10/31/98  10/31/97   10/31/96
                                                                      -------     --------  -------- --------  --------   --------
Per Share operating performance
Net asset value, beginning of period ..............................   $ 10.67      $ 12.41   $ 10.56  $  10.97  $ 11.38   $  10.68
                                                                      -------      -------   -------  --------  -------   --------
Income from investment operations:
  Net investment income ...........................................      0.03         0.18      0.16      0.34     0.15       0.12
  Net gains or losses on investments (both realized and unrealized)     (0.90)       (0.71)     2.30      0.14     0.23       1.16
                                                                      -------      -------   -------  --------  -------   --------
   Total from investment operations ...............................     (0.87)       (0.53)     2.46      0.48     0.38       1.28
                                                                      -------      -------   -------  --------  -------   --------
Distributions to shareholders from:
  Dividends from net investment income ............................      0.12         0.16      0.31      0.42     0.25       0.24
  Distributions from capital gains ................................      2.18         1.05      0.30      0.47     0.54       0.34
                                                                      -------      -------   -------  --------  -------   --------
   Total dividends and distributions ..............................      2.30         1.21      0.61      0.89     0.79       0.58
                                                                      -------      -------   -------  --------  -------   --------
Net asset value, end of period ....................................   $  7.50      $ 10.67   $ 12.41   $ 10.56  $ 10.97   $  11.38
                                                                      =======      =======   =======  ========  =======   ========
Total Return(1) ...................................................     (9.66%)      (5.49)    24.41%     4.87%    3.46%     12.31%
Ratios/supplemental data:
  Net assets, end of period (in thousands) ........................   $34,478      $55,445   $64,860   $76,472  $146,659  $200,720
Ratios to average net assets #:
  Expenses ........................................................      1.40%        1.30%     1.21%     1.17%    1.12%      1.14%
  Net investment income ...........................................      0.10%        0.15%     0.55%     0.73%    1.11%      1.00%
  Interest expense ................................................        --           --        --      0.01%      --         --
-----------------------------------------------------------------------------------------------------------------------------------

(1)Total Return figures do not include the effect of any front-end or deferred sales load.
 #Short periods have been annualized.

See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)
FINANCIAL HIGHLIGHTS (unaudited)

                                                               International Equity Fund--Advisor Series
                                                               -----------------------------------------
                                                                        11/1/00        9/15/00*
                                                                        Through        Through
                                                                        4/30/01        10/31/00
                                                                      ----------     ----------
Per Share operating performance
Net asset value, beginning of period ..............................   $     9.45     $    10.00
                                                                      ----------     ----------
Income from investment operations:
  Net investment income ...........................................         0.01          (0.03)@
  Net gains or losses on investments (both realized and unrealized)        (0.94)         (0.52)
                                                                      ----------     ----------
   Total from investment operations ...............................        (0.93)         (0.55)
                                                                      ----------     ----------
Distributions to shareholders from:
  Dividends from net investment income ............................           --             --
  Distributions from capital gains ................................           --             --
                                                                      ----------     ----------
   Total dividends and distributions ..............................           --             --
                                                                      ----------     ----------
Net asset value, end of period ....................................   $     8.52     $     9.45
                                                                      ==========     ==========
Total Return (1) ..................................................        (9.84%)        (5.50%)
Ratios/supplemental data:
  Net assets, end of period (in thousands) ........................   $      458     $      508
Ratios to average net assets #:
  Expenses ........................................................         1.45%          1.45%
  Net investment income ...........................................         0.19%         (1.40%)
  Expenses without reimbursements .................................        21.20%        268.67%
  Net investment income without reimbursements ....................       (19.56%)      (268.62%)
------------------------------------------------------------------------------------------------

* Commencement of operations. (1)Total Return figures do not include the effect of any front-end or deferred sales load.
#  Short periods have been annualized.
@  Calculated based upon average shares outstanding.


                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)
FINANCIAL HIGHLIGHTS (unaudited)

                                                                                    Institiutional International Equity Fund
                                                                      ------------------------------------------------------------
                                                                      11/1/00                      Year Ended
                                                                      Through     ------------------------------------------------
                                                                      4/30/01     10/31/00  10/31/99 10/31/98  10/31/97   10/31/96
                                                                      -------     --------  -------- --------  --------   --------
Per Share operating performance
  Net asset value, beginning of period ............................   $    12.28  $  13.56  $  11.21 $  11.39  $   11.43  $   10.44
                                                                      ----------  --------  -------- --------  ---------  ---------
Income from investment operations:
  Net investment income ...........................................         0.03      0.05      0.19     0.32       0.17       0.12
  Net gains or losses on investments (both realized and unrealized)        (1.12)    (0.66)     2.51     0.20       0.24       1.17
                                                                      ----------  --------  -------- --------  ---------  ---------
   Total from investment operations ...............................        (1.09)    (0.61)     2.70     0.52       0.41       1.29
                                                                      ----------  --------  -------- --------  ---------  ---------
Distributions to shareholders from:
  Dividends from net investment income ............................           --      0.16      0.35     0.35       0.25       0.24
  Distributions from capital gains ................................         1.05      0.51        --     0.35       0.20       0.06
                                                                      ----------  --------  -------- --------  ---------  ---------
   Total dividends and distributions ..............................         1.05      0.67      0.35     0.70       0.45       0.30
                                                                      ----------  --------  -------- --------  ---------  ---------
Net asset value, end of period ....................................   $    10.14  $  12.28  $  13.56 $  11.21  $   11.39  $   11.43
                                                                      ==========  ========  ======== ========  =========  =========
Total Return(1) ...................................................        (9.45%)   (5.16%)   24.70%    4.95%      3.71%     12.54%
Ratios/supplemental data:
  Net assets, end of period (in thousands) ........................   $  270,990  $432,785  $471,195 $366,991  $ 614,659  $ 726,864
Ratios to average net assets #:
  Expenses ........................................................         0.94%     0.95%     0.95%    0.97%      0.93%      0.95%
  Net investment income ...........................................         0.56%     0.50%     0.81%    0.92%      1.32%      1.24%
  Expenses without reimbursements .................................         0.94%     0.95%     0.95%    0.97%      0.93%      0.96%
  Net investment income without reimbursements ....................         0.56%     0.50%     0.81%    0.92%      1.32%      1.23%
  Interest expense ................................................           --        --        --     0.01%        --         --
------------------------------------------------------------------------------------------------------------------------------------

(1) Total Return figures do not include the effect of any front-end or deferred sales load.

#   Short periods have been annualized.


                       See notes to financial statements.

                                                                 JPMORGAN FUNDS
                                   FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                         Emerging Markets Equity Fund
                                                         -----------------------------------------------------------------
                                                         11/1/00                         Year Ended
                                                         Through    -----------------------------------------------------
                                                         4/30/01    10/31/00   10/31/99    10/31/98   10/31/97   10/31/96
                                                         -------    --------   --------    --------   --------   --------
Per Share operating performance
Net asset value, beginning of period ..................  $  7.15     $  7.74    $  6.25    $  9.78    $ 10.18     $  9.65
                                                         -------     -------    -------    -------    -------     -------
Income from investment operations:
  Net investment income ...............................     0.04        0.02       0.08       0.12^      0.08        0.08
  Net gains or losses on investments (both
    realized and unrealized) ..........................    (0.52)      (0.57)      1.84      (3.57)^    (0.42)       0.53
                                                         -------     -------    -------    -------    -------     -------
   Total from investment operations ....................   (0.48)      (0.55)      1.92      (3.45)     (0.34)       0.61
                                                         -------     -------    -------    -------    -------     -------

Distributions to shareholders from:
  Dividends from net investment income .................      --        0.04       0.43       0.08       0.06        0.08
  Distributions from capital gains .....................      --          --         --         --         --           -
                                                         -------     -------    -------    -------    -------     -------
   Total dividends and distributions ...................      --        0.04       0.43       0.08       0.06        0.08
                                                         -------     -------    -------    -------    -------     -------
Net asset value, end of period ......................... $  6.67     $  7.15    $  7.74    $  6.25    $  9.78     $ 10.18
                                                         =======     =======    =======    =======    =======     =======

Total Return ...........................................   (6.84%)     (7.12%)    33.00%    (35.54%)    (3.34%)      6.31%
Ratios/supplemental data:
  Net assets, end of period (in thousands) ............. $31,551     $34,204    $35,786    $23,387    $45,444     $59,107
Ratios to average net assets #:
  Expenses .............................................    1.75%       1.75%      1.75%      1.76%      1.65%       1.69%
  Net investment income ................................    1.12%       0.15%      0.73%      1.24%      0.62%       0.68%
  Expenses without reimbursements ......................    2.12%       1.96%      1.87%      1.82%      1.65%       1.69%
  Net investment income without reimbursements .........    0.75%      (0.06%)     0.61%      1.18%      0.62%       0.68%
---------------------------------------------------------------------------------------------------------------------------

#  Short periods have been annualized.
^  Based on amounts prior to Statement of Position 93-2 Adjustments.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                    Institutional Emerging Markets Equity Fund
                                                         ---------------------------------------------------------------------
                                                         11/1/00                           Year Ended
                                                         Through     ---------------------------------------------------------
                                                         4/30/01     10/31/00    10/31/99    10/31/98    10/31/97     10/31/96
                                                         -------     --------    --------    ---------   ---------    --------
Per Share operating performance
Net asset value, beginning of period ................... $  6.68     $   7.22    $   5.91    $   9.86    $  10.27     $   9.71
                                                         -------     --------    --------    --------    --------     --------

Income from investment operations:
  Net investment income ................................    0.01         0.02        0.14        0.14^       0.11         0.08
  Net gains or losses on investments (both
     realized and unrealized)                              (0.45)       (0.50)       1.68       (3.44)^     (0.43)       0.56
                                                         -------     --------    --------    --------    --------     --------
   Total from investment operations ....................   (0.44)       (0.48)       1.82       (3.30)      (0.32)        0.64
                                                         -------     --------    --------    --------    --------     --------
Distributions to shareholders from:
  Dividends from net investment income .................    0.01         0.06        0.51        0.13        0.09         0.08
  Distributions from capital gains .....................      --           --          --        0.52          --           --
                                                         -------     --------    --------    --------    --------     --------
   Total dividends and distributions ...................    0.01         0.06        0.51        0.65        0.09         0.08
                                                         -------     --------    --------    --------    --------     --------
  Net asset value, end of period ....................... $  6.23     $   6.68    $   7.22    $   5.91    $   9.86     $  10.27
                                                         =======     ========    ========    ========    ========     ========

Total return ...........................................   (6.65%)      (6.88%)     33.76%     (35.50%)     (3.15%)       6.64%
Ratios/supplemental data:
  Net assets, end of period (in thousands) ............. $81,769     $110,711    $131,046    $120,402    $306,381     $293,594
Ratios to average net assets #:
  Expenses .............................................    1.45%        1.45%       1.42%       1.46%       1.37%        1.41%
  Net investment income ................................    1.40%        0.46%       0.99%       1.43%       0.95%        0.96%
  Expenses without reimbursements ......................    1.66%        1.55%       1.52%       1.54%       1.37%        1.41%
  Net investment income without reimbursements .........    1.20%        0.36%       0.89%       1.35%       0.95%        0.96%
  Interest expense .....................................      --           --(a)     0.02%       0.04%         --           --
------------------------------------------------------------------------------------------------------------------------------------

  #  Short periods have been annualized.
  ^  Based on amounts prior to Statement of Position 93-2 Adjustments.
 (a) Amount is less than 0.005%.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                  Global 50 Fund
                                                -------------------------------------------------------------------------------
                                                              Select Class                      Class A     Class B     Class C
                                                --------------------------------------------    -------     -------     -------
                                                11/1/00          Year Ended         5/29/98*    4/16/01**   4/16/01**   4/16/01**
                                                Through     --------------------    Through     Through     Through     Through
                                                4/30/01     10/31/00    10/31/99    10/31/98    4/30/01     4/30/01     4/30/01
                                                --------    --------    --------    --------    -------     -------     -------
Per Share operating performance
Net asset value, beginning of period .......... $  18.37    $  18.06    $  13.36    $  15.00    $ 14.09     $ 14.09     $ 14.09
                                                --------    --------    --------    --------    -------     -------     -------
Income from investment operations:
  Net investment income .......................     0.05        0.16        0.06        0.22         --          --          --
  Net gains or losses in securities
   (both realized and unrealized) .............    (2.39)       0.73        4.64       (1.86)      0.54        0.54        0.54
                                                --------    --------    --------    --------    -------     -------     -------
   Total from investment operations ...........    (2.34)       0.89        4.70       (1.64)      0.54        0.54        0.54
                                                --------    --------    --------    --------    -------     -------     -------
Distributions to shareholders from:
  Dividends from net investment income ........     0.30        0.22          --          --         --          --          --
  Distributions from capital gains ............     1.09        0.36          --          --         --          --          --
                                                --------    --------    --------    --------    -------     -------     -------
   Total dividends and distributions ..........     1.39        0.58          --          --         --          --          --
                                                --------    --------    --------    --------    -------     -------     -------
  Net asset value, end of period .............. $  14.64    $  18.37    $  18.06    $  13.36    $ 14.63     $ 14.63     $ 14.63
                                                ========    ========    ========    ========    =======     =======     =======
Total Return (1) ..............................   (13.32%)      4.64%      35.18%     (10.93%)     3.83%      3.83%        3.83%
Ratios/supplemental data:
  Net assets, end of period (in thousands) .... $110,587    $157,736    $101,070    $ 76,486    $    11     $    11     $    11
Ratios to average net assets #:
  Expenses ....................................     1.50%       1.50%       1.50%      1.50%       1.75%       2.25%        2.25%
  Net investment income .......................     0.37%       0.57%       0.28%      0.43%       0.75%       0.25%        0.25%
  Expenses without reimbursements .............     1.85%       1.80%       1.97%      2.07%     145.09%^    145.61%^     145.61%^
  Net investment income without reimbursements      0.02%       0.27%      (0.19%)    (0.14%)   (142.59%)^  (143.11%)^   (143.11%)^
Portfolio turnover rate .......................       70%        101%         84%        54%         70%         70%          70%
-----------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of operations.
 **  Commencement of offering of class of shares.
 (1) Total Return figures do not include the effect of any front-end or deferred sales load.
  #  Short periods have been annualized.
  ^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                        Global Healthcare Fund
                                                                ----------------------------------------------------------------
                                                                     Select Shares         Class A       Class B       Class C
                                                                ---------------------      --------      --------      --------
                                                                11/1/00      9/29/00*      4/16/01**     4/16/01**     4/16/01**
                                                                Through      Through       Through       Through       Through
                                                                4/30/01      10/31/00      4/30/01       4/30/01       4/30/01
                                                                --------     --------      --------      --------      --------
Per Share operating performance
Net asset value, beginning of period......................      $  15.11     $  15.00      $  13.64      $  13.64      $  13.64
                                                                --------     --------      --------      --------      --------
Income from investment operations:
  Net investment income...................................         (0.01)        0.03         (0.01)        (0.01)        (0.01)
  Net gains or losses in securities (both
    realized and unrealized)..............................         (1.08)        0.08          0.37          0.37          0.37
                                                                --------     --------      --------      --------      --------
   Total from investment operations.......................         (1.09)        0.11          0.36          0.36          0.36
                                                                --------     --------      --------      --------      --------
Distributions to shareholders from:
  Dividends from net investment income....................          0.01           --            --            --            --
  Distributions from capital gains........................            --           --            --            --            --
                                                                --------     --------      --------      --------      --------
   Total dividends and distributions......................          0.01           --            --            --            --
                                                                --------     --------      --------      --------      --------
  Net asset value, end of period..........................      $  14.01     $  15.11      $  14.00      $  14.00      $  14.00
                                                                ========     ========      ========      ========      ========
Total Return (1)..........................................         (7.22%)       0.73%         2.64%         2.64%         2.64%
Ratios/supplemental data:
  Net assets, end of period (in thousands)................      $ 35,286      $35,809      $     10      $     10      $     10
Ratios to average net assets #:
  Expenses................................................          1.50%        1.50%         1.75%         2.25%         2.25%
  Net investment income...................................         (0.07%)       1.02%        (1.22%)       (1.72%)       (1.72%)
  Expenses without reimbursements.........................          2.37%        4.52%       148.06%^      148.58%^      148.58%^
  Net investment income without reimbursements............         (0.94%)      (2.00%)     (146.63%)^    (148.05%)^    (148.05%)^
Portfolio turnover rate                                               25%           3%           25%           25%          25%
-----------------------------------------------------------------------------------------------------------------------------------

  *   Commencement of operations.
 **   Commencement of offering of class of shares.
 (1) Total Return figures do not include the effect of any front-end or deferred sales load.
 #    Short periods have been annualized.
 ^ Due to size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

THE INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)

   Shares                                                      Value
--------------------------------------------------------------------------------
     Common Stock -- 94.1%
--------------------------------------------------------------------------------
             Australia -- 2.5%
  106,770    AMP Ltd.+                                              $ 1,090,658
  149,200    Australia & New Zealand Banking Group Ltd.               1,067,619
   99,749    Broken Hill Proprietary Co.+                             1,096,378
  135,900    Commonwealth Bank of Australia                           2,001,817
  262,201    CSR Ltd.+                                                  716,469
  656,100    Foster's Brewing Group Ltd.                              1,652,062
   90,905    WMC Ltd.                                                   436,905
                                                                    -----------
                                                                      8,061,908
             Belgium -- 1.0%
   38,850    Agfa Gevaert NV                                            667,476
   99,113    Interbrew                                                2,635,984
                                                                    -----------
                                                                      3,303,460
             Denmark -- 0.6%
   52,045    Novo Nordisk SA Cl B+                                    1,978,357

             Finland -- 2.4%
  118,963    Nokia Oyj                                                3,933,794
  156,400    Sonera Oyj                                               1,728,996
  191,124    Stora Enso Oyj R Shares                                  2,158,542
                                                                    -----------
                                                                      7,821,332
             France -- 12.3%
   19,268    Alcatel Optronics+                                         545,073
   57,045    BNP Paribas SA+                                          5,067,295
   32,214    Carrefour SA+                                            1,857,731
   63,188    European Aeronautic Defence and Space Co.+               1,148,363
   60,066    Fimatex+                                                   237,495
   17,174    Lafarge SA                                               1,648,887
   25,091    Lagardere S.C.A.                                         1,456,969
    6,184    PSA Peugeot Citreon                                      1,764,743
   20,395    Schneider Electric SA                                    1,391,308
   12,165    Technip SA                                               1,892,693
   50,518    Total Fina Elf SA Cl B                                   7,523,957
   50,296    Vinci SA+                                                2,942,851
  102,771    Vivendi Environnement+                                   4,497,142
  104,408    Vivendi Universal SA                                     7,224,329
                                                                    -----------
                                                                     39,198,836
             Germany -- 4.6%
   11,972    Allianz AG                                               3,444,073
   18,536    BASF AG                                                    796,654
   53,758    Bayer AG                                                 2,263,745
   47,600    Daimlerchrysler AG                                       2,381,688
   40,224    Dresdner Bank AG                                         1,830,049
    7,800    MLP AG                                                     874,043
   36,407    Schering AG                                              1,816,800
   16,082    Siemens AG+                                              1,186,438
                                                                    -----------
                                                                     14,593,490

                       See notes to financial statements.

THE INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

   Shares                                                      Value
--------------------------------------------------------------------------------
     Common Stock -- Continued
--------------------------------------------------------------------------------
             Hong Kong -- 2.1%
  182,000    China Mobile (Hong Kong) Ltd.+                         $   893,781
   88,700    Hang Seng Bank Ltd.                                      1,046,339
  458,000    Hong Kong Electric Holdings Ltd.                         1,562,098
   53,600    HSBC Holdings Plc (HK Reg.)                                680,395
  255,000    Sun Hung Kai Properties Ltd.                             2,370,496
  412,500    SUNeVision Holdings Ltd.+                                   99,965
                                                                    -----------
                                                                      6,653,074
             Italy -- 3.6%
  270,856    Credito Emiliano SPA                                       869,236
  482,416    ENI SPA                                                  3,301,641
  104,564    Mediolanum SPA                                           1,345,056
  309,226    Telecom Italia SPA                                       3,434,931
  516,272    Unicredito Italiano SPA+                                 2,434,900
                                                                    -----------
                                                                     11,385,764
             Japan -- 19.9%
    8,600    Aiful Corp.                                                799,887
   90,000    Ebara Corp.                                                859,675
   10,200    Fanuc Ltd.                                                 570,543
   20,000    Fuji Photo Film Co., Ltd.                                  806,249
  128,000    Fujitsu Ltd.                                             1,761,444
  243,000    Hitachi, Ltd.                                            2,356,531
   43,000    Honda Motor Co., Ltd.                                    1,729,955
   22,000    Ito-Yokado Co., Ltd.                                     1,227,021
1,115,000    Kawasaki Steel Corp.                                     1,389,970
  225,000    Kubota Corp.                                               819,606
   53,000    Marui Co., Ltd.                                            716,048
  171,000    Matsushita Electric Industrial Co. Ltd.                  2,851,500
  109,000    Minebea Co., Ltd.                                          855,871
  787,000    Mitsubishi Chemical Corp.                                2,580,119
  336,000    Mitsubishi Corp.                                         2,529,486
  108,000    Mitsubishi Estate Co., Ltd.                              1,091,933
      219    Mitsubishi Tokyo Financial Group Inc.+                   2,233,699
       83    Mizuho Holdings, Inc.                                      511,296
   13,700    Murata Manufacturing Co., Ltd.                           1,152,248
  140,000    NEC Corp.                                                2,555,551
    9,900    Nintendo Co., Ltd.                                       1,594,771
  104,000    Nippon Express Co., Ltd.                                   521,957
   41,000    Nippon Sheet Glass Co., Ltd.                               401,587
  343,000    Nippon Yusen Kabushiki Kaisha                            1,515,991
  308,000    Nishimatsu Construction Co., Ltd.                        1,313,927
  496,000    Nissan Motor Co., Ltd.+                                  3,400,752
  159,000    Nomura Securities Co., Ltd.                              3,359,291
      144    NTT Docomo, Inc.                                         2,960,780
    6,600    Orix Corp.                                                 576,468
    6,900    Promise Co., Ltd.+                                         564,132
   88,000    Ricoh Co., Ltd.                                          1,649,087
  105,000    Sekisui House, Ltd.                                        903,509
   31,000    Sony Corp.                                               2,318,695
  202,000    Sumitomo Mitsui Banking Corp.                            1,886,979
  248,000    Sumitomo Trust & Banking Co., Ltd.                       1,684,316

                       See notes to financial statements.

                                              THE INTERNATIONAL EQUITY PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

   Shares                                                      Value
--------------------------------------------------------------------------------
     Common Stock -- Continued
--------------------------------------------------------------------------------
              Japan -- Continued
   82,000    Takeda Chemical Industries Ltd.                        $  3,956,126
  177,000    Tokio Marine & Fire Insurance Co., Ltd.                   1,862,630
   97,000    Tostem Corp.                                              1,538,212
      476    West Japan Railway Co.                                    2,292,630
                                                                    ------------
                                                                      63,700,472
             Netherlands -- 6.5%
   37,600    DSM NV                                                    1,376,667
  166,136    Getronics NV                                                807,115
   35,441    Heineken Holding NV                                       1,360,457
   19,416    Heineken NV                                               1,006,086
  130,529    ING Groep NV                                              8,906,753
  111,349    Koninklijke (Royal) Philips Electronics NV                3,268,408
   11,106    Royal Dutch Petroleum Co.                                   663,603
  251,210    Royal KPN NV                                              3,068,860
    7,444    VNU NV                                                      309,177
                                                                    ------------
                                                                      20,767,126
             Norway -- 0.5%
  362,126    Telenor ASA+                                              1,696,690

             Singapore -- 0.6%
  162,000    City Developments                                           569,201
   63,000    Singapore Press Holdings Ltd.                               722,866
   86,000    United Overseas Bank                                        571,287
                                                                    ------------
                                                                       1,863,354
             Spain -- 4.8%
   33,942    Acerinox SA                                                 999,002
  316,394    Banco Bilbao Vizcaya Argentaria SA                        4,493,468
  147,113    Iberdrola SA                                              2,168,873
  103,615    Repsol YPF SA                                             1,919,817
  340,153    Telefonica SA+                                            5,753,652
                                                                    ------------
                                                                      15,334,812
             Sweden -- 1.2%
  376,361    Ericsson LM Cl B                                          2,418,443
   98,161    Skandia Forsakrings AB                                    1,065,617
  133,858    Tele1 Europe Holding AB+                                    503,059
                                                                    ------------
                                                                       3,987,119
             Switzerland -- 10.9%
    2,039    Adecco SA                                                 1,234,049
   44,624    Carrier1 International SA+                                  340,218
      993    Compagnie Financiere Richemont AG, A Units                2,461,179
    3,488    Nestle SA+                                                7,221,682
    5,434    Novartis AG+                                              8,444,328
      963    SGS Societe Generale de Surveillance Holding SA           1,087,947
      814    The Swatch Group AG Cl B                                    901,317
   52,222    UBS AG                                                    7,946,630
   14,333    Zurich Financial Services AG                              5,097,390
                                                                    ------------
                                                                      34,734,740

                       See notes to financial statements.

THE INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

   Shares                                                      Value
--------------------------------------------------------------------------------
     Common Stock -- Continued
--------------------------------------------------------------------------------
             United Kingdom -- 20.6%
   39,524    3I Group Plc                                           $   711,319
   48,377    Amvescap Plc                                               901,099
   21,100    Anglo American Plc                                       1,339,352
   96,800    ARM Holdings Plc+                                          531,777
   99,059    Barclays Plc                                             3,188,594
  306,677    BG Group Plc                                             1,206,526
  928,782    BP Amoco Plc                                             8,331,136
  100,690    British American Tobacco Plc                               816,756
  110,743    Cadbury Schweppes Plc                                      682,836
  245,800    Chubb Plc+                                                 580,215
  206,869    Compass Group Plc+                                       1,572,974
  387,500    Corus Group Plc                                            396,370
  142,993    Dixons Group Plc                                           499,146
   86,400    Gallagher Group Plc                                        559,313
  351,835    GlaxoSmithKline Plc+                                     9,296,698
  234,169    Hanson Plc                                               1,586,252
  190,286    Hays Plc                                                   903,790
  336,731    HSBC Holdings Plc                                        4,436,757
   45,176    Johnson Matthey Plc                                        626,906
  458,725    Legal & General Group Plc                                1,081,187
  157,192    Lloyds TSB Group Plc                                     1,633,762
  105,313    Marconi Plc                                                616,962
  286,960    MFI Furniture Group Plc                                    455,003
  123,400    Nycomed Amersham Plc                                       940,947
   44,503    Pearson Plc                                                937,810
   46,300    Railtrack Group Plc                                        324,564
   91,704    Reckitt Benckiser Plc                                    1,250,927
   58,780    Reuters Group Plc                                          861,938
  225,154    Royal & Sun Alliance Insurance Group Plc                 1,594,438
  146,500    Royal Bank of Scotland Group Plc                         3,393,184
  183,326    Scottish Power Plc                                       1,167,097
   74,232    Severn Trent Plc                                           732,762
  170,600    Smiths Group Loan Notes                                         --
   71,476    Smiths Group Plc                                           852,804
  546,885    Tesco Plc                                                1,955,955
3,186,742    Vodafone Group Plc                                       9,676,481
                                                                   ------------
                                                                     65,643,637
             ------------------------------------------------------------------
             Total Common Stock                                    $300,724,171
             (Cost $265,498,151)
             ------------------------------------------------------------------
--------------------------------------------------------------------------------
     Preferred Stock -- 1.7%
--------------------------------------------------------------------------------
             Australia -- 0.7%
  275,258    News Corp., Ltd.                                      $  2,221,296

             Germany -- 1.0%
    7,800    MLP AG                                                     847,074
   14,700    SAP AG                                                   2,339,230
                                                                   ------------
                                                                      3,186,304
             ------------------------------------------------------------------
             Total Preferred Stock                                 $  5,407,600
             (Cost $4,537,010)
             ------------------------------------------------------------------

                       See notes to financial statements.

                                              THE INTERNATIONAL EQUITY PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

   Shares                                                           Value
--------------------------------------------------------------------------------
     Short-Term Investments -- 4.2%
--------------------------------------------------------------------------------
             Investment Company -- 3.5%
             --------------------------
11,150,404   Hamilton Money Fund
             (Cost $11,150,404)                                       11,150,404

Principal
   Amount
             U.S. Treasury Security -- 0.7%
             -----------------------------
$2,200,000   U.S. Treasury Bills, Discount Notes,
             3.79%, 8/2/01(s)(y)
             (Cost $2,177,286)                                        2,178,462
             -------------------------------------------------------------------
             Total Short-Term Investments                            13,328,866
             (Cost $13,327,690)
             -------------------------------------------------------------------
             Total Investment Securities -- 100%                   $319,460,637
             (Cost $283,362,851)
             -------------------------------------------------------------------

     Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------


                                                                 NET UNREALIZED
                        SETTLEMENT    SETTLEMENT                  APPRECIATION
   CONTRACTS TO SELL       DATE          VALUE      VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------
   1,972,623    AUD     06/22/2001  $    974,476  $  1,007,010   $  (32,534)
   2,540,297    AUD     05/01/2001     1,299,616     1,297,460        2,156
  30,737,839     CHF    06/22/2001    18,004,084    17,749,608      254,476
  66,646,223     EUR    06/22/2001    59,698,545    59,045,841      652,704
   8,470,000    GBP     06/22/2001    12,119,892    12,102,485       17,407
  11,145,663     HKD    06/22/2001     1,428,821     1,429,446         (625)
  15,098,384    HKD     05/03/2001     1,935,938     1,935,938           --
3,755,986,008   JPY     06/22/2001    31,221,889    30,601,629      620,260
1,768,502,848   JPY     05/02/2001    14,275,935    14,315,804      (39,869)
   1,214,554    SGD     05/02/2001       667,521       666,788          733
                                   ---------------------------------------------
                                    $141,626,717  $140,152,009   $1,474,708


                                                                 NET UNREALIZED
                        SETTLEMENT    SETTLEMENT                  APPRECIATION
   CONTRACTS TO BUY        DATE          VALUE      VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------
   6,887,762   CHF for
   4,510,000     EUR     06/22/2001  $ 3,995,676  $  3,977,348  $   (18,328)
  95,897,167     EUR     06/22/2001   85,952,608    84,966,738     (985,870)
   3,760,000   EUR for
   2,365,078     GBP     06/22/2001    3,379,376     3,331,207      (48,169)
   6,490,000   EUR for
 708,049,900     JPY     06/22/2001    5,768,786     5,749,876      (18,910)
  15,572,408     GBP     06/22/2001   22,485,011    22,250,866     (234,145)
  15,098,384     HKD     06/22/2001    1,936,236     1,935,938         (298)
4,768,727,304    JPY     06/22/2001   39,045,809    38,852,867     (192,942)
 775,839,780   JPY for
   7,130,000     EUR     06/22/2001    6,316,890     6,321,099        4,209
  31,289,643     SEK     06/25/2001    3,064,608     3,047,883      (16,725)
                                    --------------------------------------------
                                    $171,945,000  $170,433,822  $(1,511,178)

                       See notes to financial statements.

THE INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

   Shares                                                                     Value
-----------------------------------------------------------------------------------------
     Futures Contracts
-----------------------------------------------------------------------------------------
                                    Expiration      Underlying Face       Net Unrealized
   Purchased                           Date         Amount at Value        Appreciation
-----------------------------------------------------------------------------------------
      154   Topix Index            June 2001          $17,091,027            $190,403
       27   FTSE 100 Index         June 2001            2,316,052              58,245
            HKFE Hang
       23   Seng Index              May 2001            1,972,945              17,443
                                                      -----------------------------------
                                                      $21,380,024            $266,091


     Sold                           Expiration      Underlying Face       Net Unrealized
                                       Date         Amount at Value        Appreciation
-----------------------------------------------------------------------------------------
            DJ Euro Stoxx
       50   50 Index               June 2001          $ 2,001,773             $(1,844)
            SFE Share Price
       12   Index                  June 2001              511,773                (820)
                                                      -----------------------------------
                                                      $ 2,513,546             $(2,664)

Market Sectors                                       % of Total Investments
-----------------------------------------------------------------------------------------
        Finance                                                 20.1%
        Industrial Cyclical                                     14.1%
        Telecommunications                                       9.3%
        Pharmaceuticals                                          8.1%
        Basic MateRials                                          7.9%
        Energy                                                   7.1%
        Consumer Cyclical                                        7.1%
        Consumer Stable                                          5.4%
        Insurance                                                5.2%
        Short-Term Investments                                   4.2%
        Retail                                                   2.9%
        Software & Services                                      2.4%
        Semiconductors                                           2.0%
        Utilities                                                1.9%
        Consumer Services                                        1.3%
        Real Estate Investment Trusts                            0.9%
        Capital Markets                                          0.1%
-----------------------------------------------------------------------------------------
        Total                                                    100%
-----------------------------------------------------------------------------------------

AUD    --  Australian Dollar
CHF    --  Swiss Franc
EUR    --  Euro
GBP    --  British Pound
HKD    --  Hong Kong Dollar
JPY    --  Japanese Yen
SEK    --  Swedish Krona
SGD    --  Singapore Dollar
(s)    --  All or portion of this security is segregated for futures.
(y)    --  Yield to maturity.
+      --  Non-income producing security.

                      See notes to financial statements.

--------------------------------------------------------------------------------
THE EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
As of April 30, 2001 (unaudited)

   Shares                                                                Value
-------------------------------------------------------------------------------
     Common Stock -- 88.6%
-------------------------------------------------------------------------------
             Argentina -- 2.0%
    37,164   Grupo Financiero Galicia SA ADR                           $  555,602
    54,321   Perez Companc SA ADR                                         831,111
    56,166   Telecom Argentina Stet France Telecom SA ADR                 884,615
                                                                       ----------
                                                                        2,271,328
             Brazil -- 5.6%
    12,513   Brasil Telecom Participacoes SA ADR                          537,308
    70,413   Centrais Eletricas Brasileiras SA ADR                        540,265
    18,998   Companhia Brasileira de Distribuicao
             Grupo Pao de Acucar ADR                                      540,493
   107,110   Companhia Paranaense de Energia - Copel ADR                  830,102
     8,882   Petroleo Brasileiro SA ADR                                   239,814
    90,655   Petroleo Brasileiro SA ADR                                 2,202,917
   179,900   Souza Cruz SA                                                890,023
   127,363   Usinas Siderurgicas de Minas Gerais SA ADR                   501,747
                                                                       ----------
                                                                        6,282,669
             Chile -- 2.1%
    39,500   Banco Santander Chile ADR                                    672,290
    42,606   Companhia de Telecomunicaciones de Chile
             SA ADR+                                                      608,414
    36,900   Embotelladora Andina SA Cl A ADR                             492,615
    52,938   Empresa Nacional de Electricidad SA (Chile) ADR+             590,259
                                                                       ----------
                                                                        2,363,578
             Colombia -- 0.5%
   158,500   Bancolombia SA ADR                                           309,075
    84,700   Cementos Diamante SA GDR 144A+                               201,163
     9,482   Corporacion Financiera del Valle SA ADR 144A+                 12,232
                                                                       ----------
                                                                          522,470
             Croatia -- 0.4%
    42,524   Pliva d.d. GDR 144A                                          497,531

             Czech Republic -- 1.0%
   435,676   Ceske Energeticke Zavody A.S.+                             1,155,108

             Egypt -- 0.2%
    62,767   Orascom Telecommunications Cl A GDR 144A+                    225,961

             Greece -- 3.9%
    35,554   Alpha Bank SA                                              1,017,450
    38,546   Coca Cola Hellenic Bottling Co. SA                           580,924
    60,835   Hellenic Telecommunications Organization SA                  906,053
    32,389   National Bank of Greece SA                                 1,255,934
         1   Silver & Baryte Ores Mining Co. SA                                24
    17,713   Titan Cement Co. SA                                          669,262
                                                                       ----------
                                                                        4,429,647
             Hong Kong -- 4.5%
    98,778   China Mobile (Hong Kong) Ltd. ADR+                         2,501,059
 1,391,300   China Resources Beijing Land, Ltd.                           356,789
   200,000   Citic Pacific Ltd.                                           575,715
   769,000   CNOOC Ltd.+                                                  744,448
 2,996,000   Denway Motors Ltd.+                                          893,153
                                                                       ----------
                                                                        5,071,164
             Hungary -- 1.0%
    40,416   MOL Magyar Olaj-es Gazipari RT                               556,371
    12,530   OTP Bank RT                                                  590,205
                                                                       ----------
                                                                        1,146,576


                       See notes to financial statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
   Shares                                                      Value
--------------------------------------------------------------------------------
     Common Stock -- Continued
--------------------------------------------------------------------------------
             India -- 4.6%
   137,676   Apollo Hospitals Enterprise Ltd.              $  299,871
    92,481   Bajaj Auto Ltd. GDR                              531,766
    44,633   BSES Ltd. GDR                                    574,650
    54,763   Hindalco Industries Ltd. GDR 144A              1,096,629
    27,811   ITC Ltd.                                         497,159
    70,132   Larsen & Toubro Ltd. GDR                         745,153
    96,328   Reliance Industries Ltd. GDR 144A              1,444,920
       100   United Breweries Ltd.                                214
                                                           ----------
                                                            5,190,362
             Indonesia -- 1.6%
   638,700   PT International Nickel Indonesia Tbk+           283,561
   130,000   PT Telekomunikasi Indonesia ADR                  529,100
   741,550   PT Unilever Indonesia Tbk                        978,078
                                                           ----------
                                                            1,790,739
             Israel -- 2.9%
   290,901   Bank Hapoalim Ltd.                               729,892
   467,634   Bezeq Israeli Telecommunication Corp. Ltd.+      661,906
    15,900   Check Point Software Technologies Ltd.+          997,407
    11,791   Delta-Galil Industries Ltd.                      158,050
    13,900   Teva Pharmaceutical Industries Ltd. ADR          756,855
                                                           ----------
                                                            3,304,110
             Malaysia -- 1.0%
    70,732   British American Tobacco (Malaysia) Berhad       646,826
   101,833   MAA Holdings Berhad                              112,016
   140,600   Malayan Banking Berhad                           362,600
                                                           ----------
                                                            1,121,442
             Mexico -- 10.4%
    54,563   America Movil SA ADR, Series L+                1,003,959
    56,058   Cemex SA ADR                                   1,298,864
     8,025   Fomento Economico Mexicano, SA ADR               306,555
    35,713   Grupo Aeroportuario de Sureste SA ADR+           648,191
   702,858   Grupo Financiero Banamex Accival SA Cl O       1,317,716
        48   Grupo Financiero BBVA Bancomer SA Cl O+               39
    80,183   Grupo Iusacell SA Cl V ADR+                      634,248
   215,000   Grupo Modelo SA Cl C                             592,766
    21,199   Grupo Televisa SA ADR+                           806,198
   185,168   Nuevo Grupo Mexico Cl B                          484,492
    24,900   Panamerican Beverages Inc. ADR+                  450,939
    70,732   Telefonos de Mexico SA Cl L ADR                2,447,328
    38,793   Tubos de Acero de Mexico SA                      512,123
   517,824   Wal-Mart de Mexico SA Cl V                     1,248,511
                                                           ----------
                                                           11,751,929
             Peoples Republic of China -- 1.3%
    55,700   AsiaInfo Holdings Inc.+                          696,250
 4,898,000   Guangshen Railway Co. Ltd.                       759,915
                                                           ----------
                                                            1,456,165
             Peru -- 0.6%
    43,800   Companhia de Minas Buenaventura SA ADR           659,628

             Philippines -- 1.1%
   596,800   ABS-CBN Broadcasting Corp. PDR                   417,992
   276,171   Bank of the Philippine Islands                   405,660
   413,740   First Philippine Holdings Corp.+                 177,087
   186,621   Manila Electric Co. Cl B+                        192,430
                                                           ----------
                                                            1,193,169


                       See notes to financial statements.

                                           THE EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------
                                           PORTFOLIOS OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)


   Shares                                                      Value
-------------------------------------------------------------------------------
             Common Stock -- Continued
-------------------------------------------------------------------------------
             Poland -- 2.5%
    71,252   Bank Polska Kasa Opieki SA GDR+             $1,211,284
   130,345   KGHM Polska Miedz SA+                          664,467
    92,300   Polski Koncern Naftowy Orlen SA GDR            934,538
                                                         ----------
                                                          2,810,289
             Russian Federation -- 2.6%
    80,800   OAO Gazprom ADR                                575,296
    13,372   OAO Lukoil Holding ADR                         556,275
    45,019   Surgutneftegaz ADR                             513,217
    42,099   Vimpel Communications ADR+                     656,744
    13,696   YUKOS ADR+                                     588,585
                                                         ----------
                                                          2,890,117
             Slovak Republic -- 0.2%
    12,700   Slovakofarma A.S.                              266,809

             South Africa -- 11.2%
   261,500   ABSA Group Ltd.                              1,146,815
    14,600   Anglo American Platinum Corp. Ltd.             655,770
     9,500   AngloGold Ltd.                                 337,804
   168,100   Billiton Plc                                   819,003
 1,184,700   BOE Ltd.                                       665,147
    28,316   De Beers                                     1,189,872
   150,838   Dimension Data Holdings Plc+                   701,025
   672,400   Firstrand Limited                              690,437
   313,300   Gold Fields Ltd.                             1,370,078
    15,649   Impala Platinum Holdings Ltd.                  751,699
   403,220   Iscor Ltd.+                                  1,227,518
   168,300   JD Group Ltd.                                  671,940
    76,711   Liberty Group Ltd.                             502,474
   113,800   Sasol Limited                                1,022,283
   227,308   Standard Bank Investment Corporation Ltd.      911,784
                                                         ----------
                                                         12,663,649
             South Korea -- 11.7%
    10,700   Cheil Communications Inc.                      680,835
     8,613   H&CB ADR                                        82,685
       755   Hansol Paper Co., Ltd. GDR+                        925
    79,900   Hyundai Motor Company Ltd.                   1,249,765
    76,692   KG Chem, Ltd.+                                 745,374
   101,645   Korea Electric Power Corporation             1,755,827
    25,188   Korea Telecom Corporation ADR                  695,944
    20,916   LG Chem Investment Ltd.                        247,752
    18,592   LG Household & Health Care Ltd.+               254,105
    17,049   Pohang Iron & Steel Co., Ltd.                1,268,642
    10,440   Samsung Electronics                          1,815,308
     9,323   Samsung Electronics GDR 144A                   327,703
    21,741   Samsung Fire & Marine Insurance                584,382
    47,751   Shinhan Bank GDR                               868,113
    84,700   SK Corp.                                       893,948
    74,917   SK Telecom Co., Ltd. ADR                     1,577,003
                                                         ----------
                                                         13,048,311
             Taiwan (Republic of China) -- 11.2%
   601,000   Advanced Semiconductor Engineering Inc.+       467,456
   130,000   Advantech Co., Ltd.                            501,618
   256,600   Asustek Computer Inc.                        1,165,531
    16,000   Asustek Computer Inc. GDR                       73,440
   635,560   Cathay Life Insurance Co., Ltd.                936,536


                       See notes to financial statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

   Shares                                                                             Value
--------------------------------------------------------------------------------------------
     Common Stock -- Continued
--------------------------------------------------------------------------------------------
              Taiwan (Republic of China) -- Continued
    790,000   Cheng Shin Rubber Industry Co. Ltd.                                 $   532,851
    102,642   China Steel Corp. GDR                                                 1,157,289
    220,000   Compal Electronics Inc.                                                 374,314
    822,000   Far Eastern Textile Ltd.                                                501,989
    721,000   Fubon Insurance Co.                                                     582,697
     62,054   Sunplus Technology Co., Ltd. GDR+                                       598,821
    769,000   Synnex Technology International Corp.                                 1,658,863
    704,928   Taiwan Semiconductor Manufacturing Co. Ltd.+                          1,949,000
     61,500   Via Technologies Inc.+                                                  579,246
     54,876   Winbond Electronics Corp. GDR+                                          653,024
    710,000   Yageo Corporation+                                                      940,526
                                                                                  -----------
                                                                                   12,673,201
              Thailand -- 2.0%
     65,300   Advanced Info Service Public Company Ltd.                               661,520
    120,573   BEC World Public Company Ltd.                                           602,799
        136   Dhana Siam Finance Public Co. Ltd.+                                        --
    147,600   Shin Corp. Public Company Ltd.+                                         534,020
    942,000   Siam Commercial Bank Ltd.+                                              474,600
                                                                                  -----------
                                                                                    2,272,939
              Turkey -- 1.0%
  2,067,000   Anadolu Efes Biracilik Ve+                                              100,918
  4,039,000   Netas Northern Electric Telekomunikasyon A.S.                           270,215
 54,214,749   Turkiye Is Bankasi Cl C                                                 715,864
                                                                                  -----------
                                                                                    1,086,997
              Venezuela -- 1.5%
     72,772   Compania Anonima Nacional Telefonos de
              Venezuela ADR                                                         1,667,207
        675   Corimon SA Cl A+                                                              4
                                                                                  -----------
                                                                                    1,667,211
              -------------------------------------------------------------------------------
              Total Common Stock                                                   99,813,099
             (Cost $107,729,760)
----------------------------------------------------------------------------------------------
              PARTICIPATORY NOTES -- 2.1%
              -------------------------------------------------------------------------------
              India - 2.1%
     13,527   Apollo Hospital, 1/01/03                                                 29,861
     33,890   Cipla Ltd., 9/01/03                                                     841,047
    182,801   Hindustan Petroleum Corp., 4/08/03                                      661,283
     44,600   ITC Ltd., 4/19/02                                                       808,197
              --------------------------------------------------------------------------------
              Total Participatory Notes                                             2,340,388
              (Cost $2,134,764)
----------------------------------------------------------------------------------------------
              PARTNERSHIPS - 2.2%
              -------------------
              Russian Federation -- 2.2%
        800   New Century Holdings Ltd. (Partnership III; Group B)(f)+                 55,200
        900   New Century Holdings Ltd. (Partnership IV; Group I)(f)+                 108,900
      1,600   New Century Holdings Ltd. (Partnership V; Group I)(f)+                  195,200
      2,617   New Century Holdings Ltd. (Partnership X)(f)+                         1,837,134
      2,500   New Century Holdings Ltd. (Partnerships XIV; Group I)(f)+               330,000
              --------------------------------------------------------------------------------
              Total Partnerships                                                    2,526,434
              (Cost $7,240,200)
----------------------------------------------------------------------------------------------


                       See notes to financial statements

                                          THE EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------
                                          PORTFOLIOS OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

    Shares                                                               Value
----------------------------------------------------------------------------------
     Preferred Stock -- 5.8%
----------------------------------------------------------------------------------
             Brazil -- 5.8%
    51,376   Companhia de Bebidas das Americas ADR                   $ 1,253,574
39,000,000   Companhia Energetica de Minas Gerais                        451,635
    27,717   Companhia Vale do Rio Doce ADR                              643,034
 3,408,000   Copene-Petroquimica do Nordeste SA                          905,454
12,670,000   Electropaulo Metropolitana Electricidade de Sao
               Paulo SA                                                  388,864
    81,809   Embratel Participacoes SA ADR                               742,008
   757,250   Itausa - Investimentos Itau SA+                             659,082
    48,524   Tele Norte Leste Participacoes SA ADR                       848,199
    40,052   Telesp Celular Participacoes SA ADR                         672,874
             ---------------------------------------------------------------------
             Total Preferred Stock                                     6,564,724
             (Cost $7,448,434)
----------------------------------------------------------------------------------
             Rights -- 0.0%(z)
             -----------------
             THAILAND -- 0.0%(z)
   133,705   TelecomAsia Corp.+                                               --
             (Cost $-)
             Short-Term Investments -- 1.3%
             -----------------------------
 1,509,260   Hamilton Money Fund                                       1,509,260
             (Cost $1,509,260)
----------------------------------------------------------------------------------
             Total Investment Securities -- 100.0%                   $112,753,905
             (Cost $126,062,418)
----------------------------------------------------------------------------------

              Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------

                        SETTLEMENT   SETTLEMENT              NET UNREALIZED
    CONTRACTS TO SELL      DATE         VALUE       VALUE     APPRECIATION
----------------------------------------------------------------------------------
     32,381      EUR    05/02/2001      $29,243     $28,706       $537

                        SETTLEMENT   SETTLEMENT              NET UNREALIZED
    CONTRACTS TO BUY       DATE         VALUE       VALUE     APPRECIATION
----------------------------------------------------------------------------------
     42,073      HKD    05/02/2001      $ 5,395     $ 5,395         $--
     46,479      HKD    05/03/2001        5,960       5,960          --
    838,662      ZAR    05/02/2001      104,441     104,637         196

                                      --------------------------------------------
                                       $115,796    $115,992        $196


                         See notes to financial statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)

MARKET SECTOR                               % OF TOTAL INVESTMENT SECURITIES
----------------------------------------------------------------------------------
        Telecommunications                                        16.7%
        Basic Materials                                           12.9%
        Finance                                                   11.8%
        Energy                                                     9.4%
        Semiconductors                                             9.2%
        Industrial Cyclical                                        8.0%
        Consumer Stable                                            6.2%
        Utilities                                                  5.7%
        Other                                                      4.3%
        Consumer Cyclical                                          4.1%
        Software & Services                                        2.7%
        Insurance                                                  2.4%
        Retail                                                     2.2%
        Pharmaceuticals                                            1.6%
        Short-term Investments                                     1.3%
        ConsUmer Services                                          1.1%
        Real Estate Investment Trusts                              0.3%
        Computer Hardware                                          0.1%
----------------------------------------------------------------------------------
        Total                                                      100%
----------------------------------------------------------------------------------

ADR     --  American Depositary Receipt
EUR     --  Euro
GDR     --  Global Depositary Receipt
HKD     --  Hong Kong Dollar
ZAR     --  South African Rand
144A    --  Securities restricted for resale to Qualified Institutional Buyers

(f) Fair valued security. Approximately 2.2% of the market value of the securities have been valued at fair value. (See Note 1a).
(z) Category is less than 0.05% of total investment securities.
+   Non-income producing security.


                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                               The                  The
                                           International     Emerging Markets
                                              Equity               Equity
                                            Portfolio            Portfolio
----------------------------------------------------------------------------------
  ASSETS:
  Investment securities, at
  value (Note 1) ........................  $319,460,637     $112,753,905
  Cash ..................................                        170,776
  Foreign currency (a) ..................     1,658,304           44,208
  Other assets ..........................           562              191
  Receivables:
    Margin account for
    future contracts ....................       817,273               --
    Open forward foreign
    currency contracts ..................     1,551,945              733
    Investment securities sold ..........    20,627,018          266,796
    Interest and dividends ..............       911,705          461,362
    Foreign tax reclaim .................       992,837              462

----------------------------------------------------------------------------------
       Total Assets .....................   346,020,281      113,752,309
----------------------------------------------------------------------------------

LIABILITIES:
  Payables:
    Due to custodian ....................           148               --
    Margin account for
    future contracts ....................       175,101               --
    Open forward foreign
    currency contracts ..................     1,588,415               --
    Investment securities
    purchased ...........................     1,531,622          398,095
  Accrued liabilities: (Note 2)
    Investment advisory fees ............       167,099           88,975
    Administration services fees                  6,510            2,080
    Fund services fees ..................           191               61
    Administration fees .................           209              137
    Custodian fees ......................       305,761          150,134
    Professional fees ...................        33,325           31,972
    Other ...............................         5,175           76,825

-------------------------------------------------------------------------------
          Total Liabilities .............     3,813,556          748,279
-------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
INVESTORS' BENEFICIAL INTEREST: .........  $342,206,725     $113,004,030

-------------------------------------------------------------------------------
Cost of investments .....................  $283,362,851     $126,062,418

-------------------------------------------------------------------------------
Cost of foreign currency ................   $ 1,650,753     $     44,499
-------------------------------------------------------------------------------

(a)  Includes foreign cash segregated for open futures contracts.


                       See notes to financial statements.

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)

                                                                                         The
                                                                       The            Emerging
                                                                  International        Markets
                                                                     Equity            Equity
                                                                    Portfolio         Portfolio
--------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend .............................................    $   3,188,938       $  1,785,381
     Interest .............................................          330,670             27,926
     Foreign taxes withheld ...............................         (390,579)          (134,164)
-------------------------------------------------------------------------------------------------
          Total Investment Income .........................        3,129,029          1,679,143
-------------------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
     Investment advisory fees .............................        1,250,862            588,401
     Administrative services fees .........................           49,074             13,843
     Custodian fees .......................................          288,224            188,637
     Professional fees ....................................           24,413             23,415
     Trustees' fees .......................................            2,647                926
     Fund services fees ...................................            2,750                759
     Administration fees ..................................            1,128                317
     Other ................................................            4,831              3,712
-------------------------------------------------------------------------------------------------
          Total Expenses ..................................        1,623,929            820,010
-------------------------------------------------------------------------------------------------
            Net Investment Income .........................        1,505,100            859,133
-------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on:
       Investments ........................................      (21,710,419)       (11,304,043)
       Futures transactions ...............................       (2,968,907)               --
       Foreign exchange transactions ......................        2,766,106           (215,928)
     Change in net unrealized appreciation/depreciation of:
       Investments ........................................      (23,937,934)         1,964,695
       Futures contracts ..................................          211,364                --
       Foreign exchange transactions ......................           37,637             13,829
-------------------------------------------------------------------------------------------------
     Net realized and unrealized loss on investments,
     futures and foreign exchange transactions ............      (45,602,153)        (9,541,447)
-------------------------------------------------------------------------------------------------
     Net decrease in net assets from operations ...........     $(44,097,053)      $ (8,682,314)
===================================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS FOR the periods indicated (unaudited)

                                                                                 The                            The
                                                                            International                Emerging Markets
                                                                          Equity Portfolio               Equity Portfolio
                                                                         -------------------            -------------------
                                                                         11/1/00      Year              11/1/00      Year
                                                                         Through      Ended             Through      Ended
                                                                         4/30/01    10/31/00            4/30/01    10/31/00
---------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
     Net investment income ...............................     $   1,505,100    $   3,612,443      $     859,133    $   1,000,593
     Net realized gain (loss) on investments, futures and
       foreign exchange transactions .....................       (21,913,220)      43,833,381        (11,519,971)       3,683,465
     Change in net unrealized appreciation/depreciation of
       investments, futures and foreign exchange transactions    (23,688,933)     (65,993,081)         1,978,524      (12,804,752)
---------------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets from operations        (44,097,053)     (18,547,257)        (8,682,314)      (8,120,694)
---------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
     Contributions .......................................       351,129,233      537,498,363         43,381,252       98,957,108
     Withdrawals .........................................      (448,999,024)    (570,833,153)       (72,918,566)    (106,666,366)
---------------------------------------------------------------------------------------------------------------------------------
        Net decrease from transactions in
          investors' beneficial interests ................       (97,869,791)     (33,334,790)       (29,537,314)      (7,709,258)
---------------------------------------------------------------------------------------------------------------------------------
        Net decrease in net assets .......................      (141,966,844)     (51,882,047)       (38,219,628)     (15,829,952)
   NET ASSETS:
     Beginning of period .................................       484,173,569      536,055,616        151,223,658      167,053,610
---------------------------------------------------------------------------------------------------------------------------------
     End of period .......................................     $ 342,206,725    $ 484,173,569      $ 113,004,030    $ 151,223,658
---------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

THE INTERNATIONAL EQUITY
         PORTFOLIO
THE EMERGING MARKET EQUITY
         PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (unaudited)
APRIL 30, 2001

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES ORGANIZATION -- The International Equity Portfolio ("IEP") and The Emerging Markets Equity Portfolio ("EMEP") (collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as diversified, open-end management investment companies. IEP and EMEP are organized as separate trusts under the laws of the State of New York. IEP commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. EMEP commenced operations on November 15, 1993.

IEP's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. EMEP's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of Trust for each Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies of the Portfolios:

     A. SECURITY VALUATIONS -- Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities, including real estate owned investments, with a remaining maturity of sixty days or less are valued using the amortized cost method.

          Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value

                                              THE INTERNATIONAL EQUITY PORTFOLIO
                                            THE EMERGING MARKET EQUITY PORTFOLIO

                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

          of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

     B. REPURCHASE AGREEMENTS -- The Portfolios' custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolios. It is the policy of the Portfolios to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2001, the Portfolios had no open repurchase agreements.

     C. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     D. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     E. FUTURES CONTRACTS -- The Portfolios may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

THE INTERNATIONAL EQUITY PORTFOLIO
THE EMERGING MARKET EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

     F. FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

          Although the net assets of the Portfolios are presented at the exchange rates and market values prevailing at the end of the period, the Portfolios do not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

     G. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolios may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to manage the Portfolios' exposure to foreign currency exchange fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

     H. RESTRICTED SECURITIES -- The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. The securities generally may be resold in transactions exempt from registration. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, EMEP had the following investments in restricted securities (excluding 144A issues):

                                                       Shares  Date Acquired   U.S. $Cost
------------------------------------------------------------------------------------------------
      New Century Holdings Ltd. Partnership III ......   800      4/11/94      $  492,000
      New Century Holdings Ltd. Partnership IV .......   900      6/16/94         900,000
      New Century Holdings Ltd. Partnership V ........ 1,600      11/9/94         731,200
      New Century Holdings Ltd. Partnership X ........ 2,617      1/21/97       2,617,000
      New Century Holdings Ltd. Partnership XIV ...... 2,500      9/22/97       2,500,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described

                                              THE INTERNATIONAL EQUITY PORTFOLIO
                                            THE EMERGING MARKET EQUITY PORTFOLIO

                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)



          above. The value of these securities at April 30, 2001 is $2,526,434 representing 2.24% of EMEP's net assets.

     I. INCOME TAX STATUS -- The Portfolios intend to be treated as partnerships for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolios will be able to satisfy the provisions of the Internal Revenue Code.

     J. FOREIGN TAXES -- The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

2.   TRANSACTIONS WITH AFFILIATES

     A. ADVISORY-- The Portfolios have an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, IEP and EMEP pay JPMIM at an annual rate of 0.60% and 1.00%, respectively, of their average daily net assets.

          The Portfolios may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolios in an amount to offset any investment advisory, administrative fee and a shareholder servicing fees related to the Portfolios' investment in an affiliated money market fund.

     B. ADMINISTRATIVE SERVICES -- The Portfolios have an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolios. Under the Services Agreement, the Portfolios have agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolios and certain other registered investment companies for which JPMIM acts as an investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less

THE INTERNATIONAL EQUITY PORTFOLIO
THE EMERGING MARKET EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

          the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolios is determined by the proportionate share that their net assets bear to the net assets of other investment companies for which Morgan provides similar services.

     C. ADMINISTRATION -- The Portfolios have retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator. Under a Co-Administration Agreement between FDI and the Portfolios, FDI provides administrative services necessary for the operations of the Portfolios, furnishes office space and facilities required for conducting the business of the Portfolios and pays the compensation of the Portfolios' officers affiliated with FDI. The Portfolios have agreed to pay FDI fees equal to their allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolios is determined by the proportionate share that their net assets bear to the net assets of other investment companies for which FDI provides similar services.

     D. FUND SERVICES-- The Portfolios have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") which assists the Trustees in exercising their overall supervisory responsibilities for the Portfolios' affairs. The Trustees of the Portfolios represent all the existing shareholders of PGI.

     E. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Portfolios, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolios' allocated portion of the total Trustees' Fees and Expenses. The Portfolios' Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations for IEP and EMEP was $500 and $200, respectively.

3.   FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities at April 30, 2000 were:

                                                      IEP               EMEP
--------------------------------------------------------------------------------
      Aggregate cost ...................          $283,362,851      $126,062,418
                                                  ------------      ------------
      Gross unrealized appreciation ....            59,289,429        14,058,438
      Gross unrealized depreciation ....           (23,191,643)      (27,366,951)
                                                  ------------      ------------
      Net unrealized appreciation (depreciation)    36,097,786       (13,308,513)
                                                  ============      ============

                                              THE INTERNATIONAL EQUITY PORTFOLIO
                                            THE EMERGING MARKET EQUITY PORTFOLIO
--------------------------------------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

4.   INVESTMENT TRANSACTIONS

During the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows:

                                                               IEP                EMEP
---------------------------------------------------------------------------------------------
      Purchases (excluding U.S. Government securities)     $114,835,513        $48,393,047
      Sales (excluding U.S. Government securities)          224,468,023         68,845,365

The Portfolio turnover rate of IEP and EMEP for the six months ending April 30, 2001 was 28.77% and 41.63%, respectively.

5.   CONCENTRATIONS OF RISK

The Portfolios may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolios to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

6.   BANK LOANS

The Portfolios may borrow money for temporary or emergency purposes, such as funding withdrawals. Effective May 23, 2000, the Portfolios, along with certain other investment companies managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutschBank. Borrowings under the agreement will bear interest at approximate market rates and a commitment fee at an annual rate of 0.085% on the unused portion of the committed amount. The Funds had no borrowings outstanding at April 30, 2001, nor at any time during the six months then ended.

7.   CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolios' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Portfolios' Advisor.

8.   SUBSEQUENT EVENTS

See Note 9 in the Funds' Notes to Financial Statements for a description of the proposed Reorganization Plans. In connection with the Reorganization Plans, it is anticipated that the Portfolios will terminate their agreements with PGI.

JPMORGAN INTERNATIONAL EQUITY FUNDS
SEMI-ANNUAL REPORT

INVESTMENT ADVISOR
J.P. Morgan Investment Management, Inc.

ADMINISTRATOR AND SHAREHOLDER AND FUND SERVICING AGENT
Morgan Guaranty Trust Company of New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

This reports is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

        -C- J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001

                                                                   SAGHMIE-3-601